THE GROWTH FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.0%
Automobiles* – 1.7%
21,915	Tesla, Inc.	$ 4,104,460

Beverages – 0.9%
12,380	PepsiCo., Inc.	2,086,401

Biotechnology – 1.0%
14,380	AbbVie, Inc.	2,364,072

Broadline Retail – 5.8%
79,055	Amazon.com, Inc.*	12,269,336
44,205	eBay, Inc.	1,815,499

		14,084,835

Capital Markets – 1.6%
3,500	MSCI, Inc.	2,095,170
19,335	Tradeweb Markets, Inc. Class A	1,844,366

		3,939,536

Chemicals – 1.7%
17,505	RPM International, Inc.	1,867,083
7,345	Sherwin-Williams Co.	2,235,671

		4,102,754

Commercial Services & Supplies – 2.6%
42,620	Copart, Inc.*	2,047,465
44,730	Rollins, Inc.	1,937,256
12,015	Waste Management, Inc.	2,230,345

		6,215,066

Communications Equipment – 0.8%
6,405	Motorola Solutions, Inc.	2,046,398

Consumer Staples Distribution & Retail – 1.8%
3,435	Costco Wholesale Corp.	2,386,913
27,570	Performance Food Group Co.*	2,003,787

		4,390,700

Electrical Equipment – 0.7%
6,665	Rockwell Automation, Inc.	1,688,111

Electronic Equipment, Instruments & Components – 2.6%
22,770	Amphenol Corp. Class A	2,302,047
8,710	CDW Corp.	1,974,731
54,085	Vontier Corp.	1,870,800

		6,147,578

Financial Services – 4.6%
15,940	Fiserv, Inc.*	2,261,408
7,305	FleetCor Technologies, Inc.*	2,117,939
6,780	Mastercard, Inc. Class A	3,045,779
13,645	Visa, Inc. Class A	3,728,633

		11,153,759

Ground Transportation – 0.9%
62,465	CSX Corp.	2,230,001

Health Care Equipment & Supplies – 1.9%
19,925	Abbott Laboratories	2,254,514
7,155	Stryker Corp.	2,400,359

		4,654,873

Health Care Providers & Services – 2.3%
4,510	McKesson Corp.	2,254,504

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
6,215	UnitedHealth Group, Inc.	$ 3,180,464

		5,434,968

Hotels, Restaurants & Leisure – 4.3%
12,420	Hilton Worldwide Holdings, Inc.	2,371,723
7,255	McDonald’s Corp.	2,123,684
21,765	Starbucks Corp.	2,024,798
50,540	Travel & Leisure Co.	2,042,827
23,795	Wyndham Hotels & Resorts, Inc.	1,854,344

		10,417,376

Household Products – 0.8%
19,610	Church & Dwight Co., Inc.	1,958,059

Industrial Conglomerates – 0.9%
10,555	Honeywell International, Inc.	2,134,854

Insurance* – 0.8%
22,400	Arch Capital Group Ltd.	1,846,432

Interactive Media & Services* – 8.7%
97,380	Alphabet, Inc. Class A	13,642,938
18,685	Meta Platforms, Inc. Class A	7,289,766

		20,932,704

IT Services* – 0.8%
17,685	GoDaddy, Inc. Class A	1,886,282

Life Sciences Tools & Services – 0.9%
4,230	Thermo Fisher Scientific, Inc.	2,279,885

Machinery – 1.8%
8,500	Illinois Tool Works, Inc.	2,217,650
9,025	Lincoln Electric Holdings, Inc.	2,005,536

		4,223,186

Oil, Gas & Consumable Fuels – 1.6%
12,225	Cheniere Energy, Inc.	2,004,778
20,895	Targa Resources Corp.	1,775,239

		3,780,017

Pharmaceuticals – 3.6%
7,195	Eli Lilly & Co.	4,645,164
15,090	Jazz Pharmaceuticals PLC*	1,851,845
11,575	Zoetis, Inc.	2,173,901

		8,670,910

Residential REITs – 0.7%
25,565	Equity LifeStyle Properties, Inc.	1,730,495

Semiconductors & Semiconductor Equipment – 6.6%
3,655	Broadcom, Inc.	4,312,900
18,920	NVIDIA Corp.	11,640,908

		15,953,808

Software – 17.7%
6,565	ANSYS, Inc.*	2,152,204
35,170	Bentley Systems, Inc. Class B	1,772,568
7,930	Cadence Design Systems, Inc.*	2,287,488
82,410	Gen Digital, Inc.	1,934,987
3,635	Intuit, Inc.	2,294,884
69,455	Microsoft Corp.	27,613,919
7,100	Palo Alto Networks, Inc.*	2,403,421
11,405	PTC, Inc.*	2,060,313

		42,519,784

THE GROWTH FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.8%
6,425	Home Depot, Inc.	$ 2,267,768
8,850	Tractor Supply Co.	1,987,710

		4,255,478

Technology Hardware, Storage & Peripherals – 11.2%
137,005	Apple, Inc.	25,263,722
20,240	NetApp, Inc.	1,764,928

		27,028,650

Textiles, Apparel & Luxury Goods* – 0.9%
4,550	Lululemon Athletica, Inc.	2,064,881

TOTAL COMMON STOCKS (Cost $127,370,087)		$226,326,313

Exchange Traded Fund – 3.1%
23,815	iShares Russell 1000 Growth ETF	$ 7,395,987
(Cost $6,325,966)

Shares	Dividend Rate	Value

Investment Company – 2.8%
State Street Institutional US Government Money Market Fund – Premier Class
6,863,050	5.300%	$ 6,863,050
(Cost $6,863,050)

TOTAL INVESTMENTS – 99.9% (Cost $140,559,103)		$240,585,350

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		213,826

NET ASSETS – 100.0%		$240,799,176

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE COMMERCE VALUE FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.2%
Aerospace & Defense – 3.8%
19,000	General Dynamics Corp.	$ 5,034,810
58,000	RTX Corp.	5,284,960

		10,319,770

Air Freight & Logistics – 1.6%
31,000	United Parcel Service, Inc. Class B	4,398,900

Banks – 6.9%
158,000	Bank of America Corp.	5,373,580
46,000	JPMorgan Chase & Co.	8,020,560
123,000	U.S. Bancorp	5,109,420

		18,503,560

Beverages – 1.8%
29,000	PepsiCo., Inc.	4,887,370

Biotechnology – 2.1%
18,000	Amgen, Inc.	5,656,680

Building Products – 1.1%
39,500	A.O. Smith Corp.	3,065,595

Capital Markets – 7.9%
6,500	BlackRock, Inc.	5,033,015
22,500	CME Group, Inc.	4,631,400
60,500	Morgan Stanley	5,278,020
37,500	Northern Trust Corp.	2,986,500
30,500	T. Rowe Price Group, Inc.	3,307,725

		21,236,660

Chemicals – 2.9%
18,500	Air Products & Chemicals, Inc.	4,730,635
122,000	Huntsman Corp.	2,993,880

		7,724,515

Communications Equipment – 1.9%
101,000	Cisco Systems, Inc.	5,068,180

Consumer Finance – 1.2%
30,000	Discover Financial Services	3,165,600

Consumer Staples Distribution & Retail – 1.2%
41,500	Sysco Corp.	3,358,595

Containers & Packaging – 1.2%
56,000	Sonoco Products Co.	3,186,400

Diversified Telecommunication Services – 2.0%
125,000	Verizon Communications, Inc.	5,293,750

Electric Utilities – 2.9%
37,500	American Electric Power Co., Inc.	2,930,250
51,000	Duke Energy Corp.	4,887,330

		7,817,580

Electrical Equipment – 3.8%
21,000	Eaton Corp. PLC	5,167,680
55,000	Emerson Electric Co.	5,045,150

		10,212,830

Financial Services – 2.0%
53,000	Apollo Global Management, Inc.	5,321,200

Food Products – 1.9%
67,500	Mondelez International, Inc. Class A	5,080,725

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.0%
61,000	Medtronic PLC	$ 5,339,940

Health Care Providers & Services – 3.0%
10,000	Elevance Health, Inc.	4,934,400
14,000	Laboratory Corp. of America Holdings	3,112,200

		8,046,600

Hotels, Restaurants & Leisure – 3.0%
19,000	Darden Restaurants, Inc.	3,089,020
17,000	McDonald’s Corp.	4,976,240

		8,065,260

Household Products – 1.9%
33,000	Procter & Gamble Co.	5,185,620

Industrial REITs – 1.9%
40,500	Prologis, Inc.	5,130,945

Insurance – 2.0%
76,000	MetLife, Inc.	5,268,320

IT Services – 2.1%
30,000	International Business Machines Corp.	5,509,800

Machinery – 3.0%
19,500	Illinois Tool Works, Inc.	5,087,550
33,000	Stanley Black & Decker, Inc.	3,078,900

		8,166,450

Media – 3.4%
115,000	Comcast Corp. Class A	5,352,100
21,500	Nexstar Media Group, Inc.	3,820,765

		9,172,865

Multi-Utilities – 1.1%
64,000	Dominion Energy, Inc.	2,926,080

Oil, Gas & Consumable Fuels – 6.9%
59,000	Chevron Corp.	8,698,370
30,000	EOG Resources, Inc.	3,413,700
44,500	ONEOK, Inc.	3,037,125
24,500	Valero Energy Corp.	3,403,050

		18,552,245

Pharmaceuticals – 5.6%
31,000	Johnson & Johnson	4,925,900
45,500	Merck & Co., Inc.	5,495,490
167,000	Pfizer, Inc.	4,522,360

		14,943,750

Semiconductors & Semiconductor Equipment – 4.2%
36,000	Microchip Technology, Inc.	3,066,480
30,000	Skyworks Solutions, Inc.	3,133,800
31,000	Texas Instruments, Inc.	4,963,720

		11,164,000

Software – 1.8%
43,000	Oracle Corp.	4,803,100

Specialized REITs – 3.1%
18,000	Public Storage	5,097,420
97,000	Weyerhaeuser Co.	3,178,690

		8,276,110

Specialty Retail – 3.0%
40,500	Best Buy Co., Inc.	2,935,845

THE COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
14,500	Home Depot, Inc.	$ 5,117,920

		8,053,765

TOTAL COMMON STOCKS (Cost $212,109,854)		$252,902,760

Exchange Traded Fund — 4.3%
70,000	iShares Russell 1000 Value ETF	$ 11,574,500
(Cost $11,254,771)

Shares	Dividend Rate	Value

Investment Company – 1.4%
Investment Company – 1.4%
State Street Institutional US Government Money Market Fund – Premier Class
3,679,330	5.300%	$ 3,679,330
(Cost $3,679,330)

TOTAL INVESTMENTS – 99.9% (Cost $227,043,955)		$268,156,590

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		368,212

NET ASSETS – 100.0%		$268,524,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 1.3%
47,875	Howmet Aerospace, Inc.	$ 2,693,448

Air Freight & Logistics – 1.2%
29,285	CH Robinson Worldwide, Inc.	2,462,576

Biotechnology* – 3.5%
26,595	BioMarin Pharmaceutical, Inc.	2,342,488
114,200	Exelixis, Inc.	2,484,992
50,150	Ionis Pharmaceuticals, Inc.	2,577,208

		7,404,688

Broadline Retail – 1.2%
60,390	eBay, Inc.	2,480,217

Capital Markets – 5.1%
5,645	FactSet Research Systems, Inc.	2,686,568
9,015	Morningstar, Inc.	2,517,890
4,860	MSCI, Inc.	2,909,293
27,020	Tradeweb Markets, Inc. Class A	2,577,438

		10,691,189

Chemicals – 1.2%
23,650	RPM International, Inc.	2,522,509

Commercial Services & Supplies – 3.5%
14,645	MSA Safety, Inc.	2,416,864
60,565	Rollins, Inc.	2,623,070
15,450	Tetra Tech, Inc.	2,443,881

		7,483,815

Consumer Staples Distribution & Retail – 1.2%
9,115	Casey’s General Stores, Inc.	2,473,446

Electrical Equipment – 1.1%
9,005	Rockwell Automation, Inc.	2,280,786

Electronic Equipment, Instruments & Components – 5.1%
27,155	Amphenol Corp. Class A	2,745,371
11,945	CDW Corp.	2,708,170
17,755	Keysight Technologies, Inc.*	2,721,131
74,295	Vontier Corp.	2,569,864

		10,744,536

Entertainment* – 1.2%
15,915	Take-Two Interactive Software, Inc.	2,624,861

Financial Services – 1.3%
27,650	Apollo Global Management, Inc.	2,776,060

Food Products – 1.2%
24,795	Lamb Weston Holdings, Inc.	2,540,000

Ground Transportation – 2.5%
13,315	JB Hunt Transport Services, Inc.	2,676,049
13,990	Landstar System, Inc.	2,682,163

		5,358,212

Health Care Equipment & Supplies – 2.5%
4,800	IDEXX Laboratories, Inc.*	2,472,384
15,270	ResMed, Inc.	2,904,354

		5,376,738

Health Care Providers & Services – 3.8%
13,200	Cencora, Inc.	3,071,376
4,340	Chemed Corp.	2,572,709

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
6,900	Molina Healthcare, Inc.*	$ 2,459,436

		8,103,521

Hotels, Restaurants & Leisure – 5.0%
6,380	Domino’s Pizza, Inc.	2,719,284
14,900	Hilton Worldwide Holdings, Inc.	2,845,304
32,395	Wyndham Hotels & Resorts, Inc.	2,524,542
20,065	Yum! Brands, Inc.	2,598,217

		10,687,347

Household Products – 1.3%
26,775	Church & Dwight Co., Inc.	2,673,484

Insurance – 2.5%
31,315	Arch Capital Group Ltd.*	2,581,296
11,815	Primerica, Inc.	2,766,600

		5,347,896

IT Services* – 3.5%
5,665	Gartner, Inc.	2,591,397
24,355	GoDaddy, Inc. Class A	2,597,704
11,595	VeriSign, Inc.	2,306,014

		7,495,115

Life Sciences Tools & Services – 8.7%
19,425	Agilent Technologies, Inc.	2,527,193
37,920	Bio-Techne Corp.	2,666,534
36,850	Bruker Corp.	2,635,144
11,615	IQVIA Holdings, Inc.*	2,418,591
2,290	Mettler-Toledo International, Inc.*	2,741,565
8,650	Waters Corp.*	2,748,191
7,300	West Pharmaceutical Services, Inc.	2,723,119

		18,460,337

Machinery – 6.3%
40,950	Donaldson Co., Inc.	2,644,960
30,515	Graco, Inc.	2,602,929
12,345	Lincoln Electric Holdings, Inc.	2,743,306
28,970	Otis Worldwide Corp.	2,562,107
29,670	Toro Co.	2,743,882

		13,297,184

Media* – 1.2%
36,660	Trade Desk, Inc. Class A	2,508,644

Oil, Gas & Consumable Fuels – 4.6%
14,495	Cheniere Energy, Inc.	2,377,035
36,575	ONEOK, Inc.	2,496,244
29,245	Targa Resources Corp.	2,484,655
1,685	Texas Pacific Land Corp.	2,462,341

		9,820,275

Pharmaceuticals* – 1.2%
20,590	Jazz Pharmaceuticals PLC	2,526,805

Professional Services – 5.0%
19,735	Booz Allen Hamilton Holding Corp.	2,778,096
13,085	Broadridge Financial Solutions, Inc.	2,671,957
72,975	Genpact Ltd.	2,619,803
20,125	Paychex, Inc.	2,449,816

		10,519,672

Real Estate Management & Development* – 1.2%
29,890	CoStar Group, Inc.	2,495,217

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – 1.1%
35,015	Equity LifeStyle Properties, Inc.	$ 2,370,165

Semiconductors & Semiconductor Equipment – 1.2%
14,505	Universal Display Corp.	2,462,514

Software – 11.6%
8,880	ANSYS, Inc.*	2,911,131
9,715	Cadence Design Systems, Inc.*	2,802,389
90,775	Dropbox, Inc. Class A*	2,875,752
46,215	Dynatrace, Inc.*	2,634,255
113,170	Gen Digital, Inc.	2,657,232
11,145	Manhattan Associates, Inc.*	2,703,331
15,665	PTC, Inc.*	2,829,882
54,100	Teradata Corp.*	2,498,338
6,195	Tyler Technologies, Inc.*	2,618,936

		24,531,246

Specialty Retail – 4.7%
33,350	Best Buy Co., Inc.	2,417,541
12,425	Five Below, Inc.*	2,229,791
18,910	Ross Stores, Inc.	2,652,695
11,955	Tractor Supply Co.	2,685,093

		9,985,120

Technology Hardware, Storage & Peripherals – 1.2%
28,010	NetApp, Inc.	2,442,472

Textiles, Apparel & Luxury Goods* – 1.2%
42,225	Skechers USA, Inc. Class A	2,636,529

TOTAL COMMON STOCKS
(Cost $152,963,318)		$208,276,624

Exchange Traded Fund – 1.3%
25,935	iShares Russell Mid-Cap Growth ETF
(Cost $2,390,333)		$ 2,693,609

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
677,732	5.300%	$ 677,732
(Cost $677,732)

TOTAL INVESTMENTS – 100.0%
(Cost $156,031,383)		$211,647,965

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		77,878

NET ASSETS – 100.0%		$211,725,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE MIDCAP VALUE FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Air Freight & Logistics – 2.2%
4,750	CH Robinson Worldwide, Inc.	$ 399,428
1,525	FedEx Corp.	367,967

		767,395

Automobile Components – 2.4%
13,270	Gentex Corp.	439,635
3,020	Lear Corp.	401,358

		840,993

Automobiles – 1.2%
3,815	Thor Industries, Inc.	431,171

Banks – 1.2%
9,065	Bank OZK	408,922

Capital Markets – 8.8%
3,590	Blackstone, Inc.	446,775
1,940	CME Group, Inc.	399,330
2,685	Evercore, Inc. Class A	461,095
27,020	Invesco Ltd.	427,727
12,865	Lazard, Inc.	501,478
5,585	State Street Corp.	412,564
4,090	T. Rowe Price Group, Inc.	443,560

		3,092,529

Chemicals – 6.8%
1,560	Air Products & Chemicals, Inc.	398,907
2,885	Celanese Corp.	422,047
16,255	Huntsman Corp.	398,898
4,435	LyondellBasell Industries NV Class A	417,422
2,820	PPG Industries, Inc.	397,733
6,640	Scotts Miracle-Gro Co.	373,566

		2,408,573

Consumer Finance – 1.2%
3,995	Discover Financial Services	421,552

Consumer Staples Distribution & Retail – 2.5%
9,125	Kroger Co.	421,028
5,510	Sysco Corp.	445,924

		866,952

Electric Utilities – 2.1%
7,885	Alliant Energy Corp.	383,684
5,375	Pinnacle West Capital Corp.	370,338

		754,022

Electrical Equipment – 2.3%
4,605	Emerson Electric Co.	422,417
1,470	Rockwell Automation, Inc.	372,321

		794,738

Electronic Equipment, Instruments & Components – 4.7%
10,745	Cognex Corp.	388,324
14,090	Corning, Inc.	457,784
1,695	Littelfuse, Inc.	410,021
4,135	TD SYNNEX Corp.	413,417

		1,669,546

Food Products – 0.9%
5,535	Archer-Daniels-Midland Co.	307,635

Gas Utilities – 1.2%
3,565	Atmos Energy Corp.	406,196

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 1.2%
2,260	Landstar System, Inc.	$ 433,287

Health Care Equipment & Supplies – 2.4%
1,750	Becton Dickinson & Co.	417,918
2,020	STERIS PLC	442,279

		860,197

Health Care Providers & Services – 2.6%
1,605	HCA Healthcare, Inc.	489,364
1,875	Laboratory Corp. of America Holdings	416,813

		906,177

Health Care REITs – 2.2%
13,390	Omega Healthcare Investors, Inc.	388,310
4,670	Welltower, Inc.	404,002

		792,312

Household Durables – 1.1%
3,685	Whirlpool Corp.	403,581

Insurance – 6.3%
3,980	Cincinnati Financial Corp.	440,984
9,815	CNA Financial Corp.	432,547
6,440	MetLife, Inc.	446,421
5,475	Principal Financial Group, Inc.	433,072
9,590	Unum Group	463,581

		2,216,605

Leisure Equipment & Products – 2.3%
8,390	Hasbro, Inc.	410,691
4,545	Polaris, Inc.	408,868

		819,559

Life Sciences Tools & Services – 1.2%
3,175	Agilent Technologies, Inc.	413,068

Machinery – 9.9%
7,455	Allison Transmission Holdings, Inc.	451,326
1,770	Cummins, Inc.	423,561
2,845	Dover Corp.	426,124
1,650	Illinois Tool Works, Inc.	430,485
4,135	Oshkosh Corp.	455,263
6,125	Pentair PLC	448,166
4,385	Stanley Black & Decker, Inc.	409,121
5,530	Timken Co.	452,962

		3,497,008

Media – 2.5%
13,260	Interpublic Group of Cos., Inc.	437,447
4,975	Omnicom Group, Inc.	449,641

		887,088

Multi-Utilities – 3.4%
4,420	Consolidated Edison, Inc.	401,778
5,595	Sempra	400,378
4,810	WEC Energy Group, Inc.	388,456

		1,190,612

Oil, Gas & Consumable Fuels – 4.7%
6,075	ONEOK, Inc.	414,619
265	Texas Pacific Land Corp.	387,252
3,345	Valero Energy Corp.	464,621
11,700	Williams Cos., Inc.	405,522

		1,672,014

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – 1.2%
14,020	Southwest Airlines Co.	$ 419,058

Professional Services – 1.1%
3,275	Paychex, Inc.	398,666

Residential REITs – 4.7%
2,330	AvalonBay Communities, Inc.	417,093
6,965	Equity Residential	419,223
1,815	Essex Property Trust, Inc.	423,385
3,210	Mid-America Apartment Communities, Inc.	405,680

		1,665,381

Retail REITs – 1.1%
6,440	Regency Centers Corp.	403,595

Semiconductors & Semiconductor Equipment – 3.8%
4,760	Microchip Technology, Inc.	405,457
4,930	MKS Instruments, Inc.	524,798
3,995	Skyworks Solutions, Inc.	417,318
		1,347,573

Specialized REITs – 2.4%
3,050	Digital Realty Trust, Inc.	428,403
13,235	Weyerhaeuser Co.	433,711
		862,114

Specialty Retail – 1.1%
5,480	Best Buy Co., Inc.	397,245

Technology Hardware, Storage & Peripherals – 1.1%
13,900	HP, Inc.	399,069

Textiles, Apparel & Luxury Goods – 1.3%
3,115	Ralph Lauren Corp.	447,532

TOTAL COMMON STOCKS
(Cost $31,816,003)		$33,601,965

Exchange Traded Fund – 3.6%
11,000	iShares Russell Mid-Cap Value ETF
(Cost $1,212,927)		$ 1,255,870

Shares	Dividend Rate	Value

Investment Company – 2.3%
State Street Institutional US Government Money Market Fund – Premier Class
804,826	5.300%	$ 804,826
(Cost $804,826)

TOTAL INVESTMENTS – 101.0%
(Cost $33,833,756)		$35,662,661

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(344,407)

NET ASSETS – 100.0%		$35,318,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.8%
Aerospace/Defense(a) – 0.4%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$ 5,004,528

Auto Manufacturers – 2.2%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,936,586
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,442,103
2,000,000	6.050	(a)	03/05/31	2,011,562
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,701,503
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,799,338
1,615,000	3.100		01/12/32	1,370,946
Mercedes-Benz Finance North America LLC(b)
3,900,000	4.800		03/30/28	3,922,775
2,000,000	5.050		08/03/33	2,022,826
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,978,949

				25,186,588

Banks – 7.2%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,972,679
(3 mo. USD Term SOFR + 1.302%)(a)(c)
6,749,000	3.419		12/20/28	6,373,837
Citigroup, Inc.
3,500,000	4.450		09/29/27	3,427,093
(Secured Overnight Financing Rate + 2.086%)(a)(c)
4,400,000	4.910		05/24/33	4,304,717
(Secured Overnight Financing Rate + 1.379%)(a)(c)
2,000,000	2.904		11/03/42	1,457,380
HSBC Holdings PLC(a)(c)
(Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,400,382
Huntington Bancshares, Inc.(a)(c)
(Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,854,366
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%)(a)(c)
1,500,000	6.230		04/22/27	1,501,187
(Secured Overnight Financing Rate + 1.560%)(a)(c)
1,000,000	4.323		04/26/28	983,741
(3 mo. USD Term SOFR + 1.592%)(a)(c)
2,000,000	4.452		12/05/29	1,962,782
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(a)(c)	05/06/30	1,557,278
2,520,000	5.600		07/15/41	2,672,811
KeyBank NA
3,000,000	3.400		05/20/26	2,833,050
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,954,678
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,412,786
Northern Trust Corp.(a)
4,000,000	3.150		05/03/29	3,770,787
1,500,000	1.950		05/01/30	1,293,491
PNC Bank NA
3,830,000	4.050		07/26/28	3,687,180
Truist Financial Corp.(a)(c)
3,500,000	2.500		08/01/24	3,448,551
(Secured Overnight Financing Rate + 2.300%)
1,900,000	6.123		10/28/33	1,975,284

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. (continued)(a)(c)
(Secured Overnight Financing Rate + 1.852%)
$ 1,000,000	5.122%	01/26/34	$ 973,034
U.S. Bancorp
(Secured Overnight Financing Rate + 1.230%)
1,500,000	4.653	02/01/29	1,477,141
(Secured Overnight Financing Rate + 1.600%)
7,000,000	4.839	02/01/34	6,721,629
(Secured Overnight Financing Rate + 1.860%)
1,350,000	5.678	01/23/35	1,379,114
UBS Group AG
(1 yr. CMT + 0.850%)(a)(b)(c)
2,000,000	1.494	08/10/27	1,816,526
(1 yr. CMT + 1.750%)(a)(b)(c)
2,500,000	4.751	05/12/28	2,463,556
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,452,561
1,500,000	4.650	11/04/44	1,332,004
5,000,000	4.750	12/07/46	4,457,083
Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	1,985,672

			81,902,380

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600	04/15/48	927,099
6,000,000	4.439	10/06/48	5,434,572
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,057,554

			8,419,225

Biotechnology(a) – 0.3%
Amgen, Inc.
1,000,000	5.600	03/02/43	1,027,200
3,175,000	2.770	09/01/53	2,007,466

			3,034,666

Chemicals(a) – 0.2%
Linde, Inc.
2,000,000	3.200	01/30/26	1,948,254
Sherwin-Williams Co.
1,075,000	2.200	03/15/32	889,677

			2,837,931

Commercial Services – 1.6%
Corp. of Gonzaga University
3,500,000	4.158	04/01/46	2,845,106
Emory University(a)
2,000,000	1.566	09/01/25	1,905,141
Equifax, Inc.(a)
2,000,000	5.100	12/15/27	2,016,429
Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	5,964,049
Northwestern University
1,000,000	4.643	12/01/44	966,703
PayPal Holdings, Inc.(a)
3,600,000	5.250	06/01/62	3,527,694
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,296,478

			18,521,600

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – 0.3%
CGI, Inc.
$ 4,000,000	2.300%	09/14/31	$ 3,268,394

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	2,033,902
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,191,404

			4,225,306

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	3,064,492

Diversified Financial Services(a) – 1.4%
Aircastle Ltd.
1,000,000	4.250	06/15/26	970,624
Aviation Capital Group LLC(b)
5,500,000	1.950	09/20/26	5,022,307
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,750,994
Capital One Financial Corp.(c) (Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,921,553
CDP Financial, Inc.(b)
1,000,000	3.150%	07/24/24	989,774
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,106,601
2,500,000	1.950	12/01/31	2,006,007

			15,767,860

Electrical Equipment – 4.1%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,375,094
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,754,910
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,095,540
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,949,932
Evergy Kansas Central, Inc.(a)
5,000,000	5.900	11/15/33	5,338,448
Florida Power & Light Co.(a)
1,250,000	4.550	10/01/44	1,105,440
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,651,385
National Grid USA
3,375,000	8.000	11/15/30	3,839,504
National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,219,342
Nevada Power Co.(a)
1,250,000	3.125	08/01/50	848,070
Ohio Power Co.
2,870,000	5.850	10/01/35	2,971,607
Pacific Gas & Electric Co.(a)
1,000,000	4.550	07/01/30	954,934
1,000,000	4.950	07/01/50	869,374
PacifiCorp
2,200,000	6.100	08/01/36	2,308,724
PG&E Wildfire Recovery Funding LLC
1,008,517	3.594	06/01/32	971,400

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
PPL Electric Utilities Corp.(a)
$ 2,225,000	4.750%		07/15/43	$ 2,095,403
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	6,434,855
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,018,471
Wisconsin Power & Light Co.(a)
1,000,000	1.950		09/16/31	808,168
Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	2,150,810

				46,761,411

Energy Minerals(a) – 0.3%
HF Sinclair Corp.
3,850,000	5.875		04/01/26	3,893,211

Entertainment(a) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755		03/15/27	960,445

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,695,633

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,187,656
Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,590,375
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,389,675

				7,167,706

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,501,951

Healthcare-Services – 2.2%
Adventist Health System(a)
7,000,000	2.952		03/01/29	6,340,188
Ascension Health
3,000,000	2.532	(a)	11/15/29	2,701,528
1,500,000	3.945		11/15/46	1,273,168
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,195,688
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,191,279
Mayo Clinic
2,600,000	3.774		11/15/43	2,219,644
SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,866,451
3,000,000	4.894		06/01/28	3,030,628

				25,818,574

Insurance – 5.9%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,093,084
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,459,056

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Assured Guaranty U.S. Holdings, Inc.(a)
$ 4,715,000	3.150%		06/15/31	$ 4,193,405
AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,843,271
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,815,446
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,717,832
5,000,000	1.750		11/15/30	4,038,105
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,414,559
Horace Mann Educators Corp.(a)
2,000,000	7.250		09/15/28	2,161,679
Loews Corp.
3,000,000	6.000		02/01/35	3,245,531
MassMutual Global Funding II(b)
4,000,000	2.950		01/11/25	3,920,956
2,670,000	1.550		10/09/30	2,170,841
MetLife, Inc.(a)
2,055,000	10.750		08/01/69	2,784,969
New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,771,886
Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,630,293
Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,863,915
Reinsurance Group of America, Inc.(a)
2,500,000	3.150		06/15/30	2,236,558
(3 mo. USD Term SOFR + 2.927%)(a)(c)
2,000,000	8.311		12/15/65	1,866,011
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,608,787
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,565,761
Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,745,407

				67,147,352

Machinery-Diversified – 0.6%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,940,011
Rockwell Automation, Inc.(a)
3,000,000	3.500		03/01/29	2,894,798

				6,834,809

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,383,024
1,500,000	2.800	(a)	01/15/51	980,518

				2,363,542

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,017,114

Oil-Field Services – 1.9%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,431,693
BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,881,367

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
Equinor ASA
$ 1,795,000	6.800%		01/15/28	$ 1,940,965
Phillips 66(a)
3,000,000	4.650		11/15/34	2,911,921
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,662,500
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,221,115
Tosco Corp.
2,095,000	8.125		02/15/30	2,459,610

				21,509,171

Paper and Forest Products – 0.9%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,194,045
5,000,000	2.100	(a)	04/30/27	4,613,581
International Paper Co.
2,925,000	8.700		06/15/38	3,658,051

				10,465,677

Pharmaceuticals – 1.4%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,188,877
CVS Pass-Through Trust(b)
1,972,131	7.507		01/10/32	2,072,129
Johnson & Johnson
4,970,000	5.950		08/15/37	5,663,125
Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,647,913
2,900,000	7.200		03/15/39	3,573,683

				16,145,727

Pipelines – 1.8%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,919,527
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,824,999
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,256,526
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	1,990,692
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	735,378
1,450,000	7.625		04/01/37	1,669,237
TransCanada PipeLines Ltd.(a)
1,000,000	4.625		03/01/34	947,385
Transcanada Trust(a)(c) (3 mo. USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,316,643

				20,660,387

Real Estate(a) – 2.2%
AvalonBay Communities, Inc.
1,500,000	1.900		12/01/28	1,323,070
Healthcare Realty Holdings LP
1,075,000	2.050		03/15/31	834,292
Kimco Realty OP LLC
1,000,000	3.850		06/01/25	976,463

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Mid-America Apartments LP
$ 1,900,000	1.100%		09/15/26	$ 1,727,068
Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,369,028
Physicians Realty LP
1,325,000	2.625		11/01/31	1,090,063
Realty Income Corp.
2,400,000	0.750		03/15/26	2,195,689
2,400,000	3.950		08/15/27	2,335,061
SBA Tower Trust(b)
1,575,000	2.836		01/15/50	1,525,195
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750		03/23/27	3,849,187
Simon Property Group LP
1,500,000	6.250		01/15/34	1,621,594
Sun Communities Operating LP
1,000,000	2.700		07/15/31	830,212
Ventas Realty LP
2,910,000	3.500		02/01/25	2,854,285

				25,531,207

Semiconductors(a)(b) – 0.3%
Broadcom, Inc.
3,500,000	3.469		04/15/34	3,036,085

Software(a) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,394,946
1,000,000	2.900		07/15/51	692,362

				3,087,308

Telecommunications – 0.8%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,214,523
Bell Telephone Co. of Canada or Bell Canada(a)
3,850,000	5.100		05/11/33	3,912,674
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
625,000	4.738		09/20/29	620,276

				8,747,473

Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,200,168
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,325,246
1,310,000	2.450	(a)	05/01/50	839,368
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,997,936
1,635,000	4.950	(a)	08/15/45	1,543,416
1,500,000	4.700	(a)	05/01/48	1,354,476
2,500,000	6.125	(a)(e)	09/15/15	2,744,732
Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	422,259

				11,427,601

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,077,928

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a) – (continued)
TOTAL CORPORATE OBLIGATIONS (Cost $512,303,265)			$ 466,083,282

U.S. Treasury Obligations – 16.4%
U.S. Treasury Bonds
$ 12,000,000	1.750%	08/15/41	$ 8,215,313
10,000,000	2.750	08/15/42	7,985,938
3,000,000	3.125	08/15/44	2,498,906
2,125,000	2.500	02/15/45	1,580,552
5,000,000	2.500	02/15/46	3,677,148
38,000,000	2.750	11/15/47	28,899,297
6,000,000	3.000	02/15/48	4,776,094
22,800,000	3.125	05/15/48	18,560,625
7,000,000	2.250	08/15/49	4,751,523
U.S. Treasury Inflation-Indexed Bonds
9,512,720	0.750	02/15/42	7,709,143
U.S. Treasury Inflation-Indexed Notes
6,356,000	0.375	01/15/27	6,082,642
U.S. Treasury Notes
6,000,000	2.875	05/31/25	5,875,313
5,000,000	1.500	08/15/26	4,690,430
2,000,000	2.250	02/15/27	1,900,156
6,380,000	0.625	05/15/30	5,218,391
5,000,000	1.375	11/15/31	4,146,875
18,000,000	2.875	05/15/32	16,629,609
14,000,000	2.750	08/15/32	12,776,094
10,000,000	4.125	11/15/32	10,120,703
10,000,000	3.500	02/15/33	9,648,047
23,000,000	3.375	05/15/33	21,957,812

TOTAL U.S. TREASURY OBLIGATIONS (Cost $202,556,347)			$ 187,700,611

Asset-Backed Securities – 15.3%
Automotive(a)(b) – 2.1%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 11,100,000	2.360%	03/20/26	$ 10,790,865
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,960,878
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,802,118
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,906,585
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,554,721

			24,015,167

Credit Card(a)(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,932,089

Home Equity(a) – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
259,110	5.180	01/25/35	258,669

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity(a) – (continued)
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
$ 98,692	4.250%	09/25/33	$ 92,840
FIGRE Trust Series 2023-HE1, Class A(b)
2,423,540	5.850	03/25/53	2,442,233
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1 mo. USD Term SOFR + 0.789%)
1,063,357	6.125	12/25/34	1,023,751
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
253,511	5.140	11/25/35	250,295
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
535,624	7.490	07/25/29	514,982

			4,582,770

Manufactured Housing(a) – 0.0%
Mid-State Trust Series 2011, Class A1
65,799	4.864	07/15/38	64,716

Other – 12.3%
Affirm Asset Securitization Trust Series 2022-A, Class 1A(a)(b)
1,000,000	4.300	05/17/27	990,940
AFN LLC Series 2019-1A, Class A1(b)
4,577,176	3.780	05/20/49	4,182,752
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)(b)
4,700,000	1.937	08/15/46	4,240,897
Beacon Container Finance LLC Series 2021-1A, Class A(a)(b)
2,325,000	2.250	10/22/46	2,070,410
BHG Securitization Trust Series 2021-B, Class B(a)(b)
1,000,000	1.670	10/17/34	924,134
CAL Funding IV Ltd. Series 2020-1A, Class A(a)(b)
4,300,000	2.220	09/25/45	3,885,950
Chase Funding Trust Series 2002-3, Class 1A5(a)(f)
513,286	5.907	06/25/32	487,854
Chase Funding Trust Series 2004-1, Class 2A2(a)(c) (1 mo. USD Term SOFR + 0.574%)
2,790,281	5.910	12/25/33	2,698,741
CLI Funding VIII LLC Series 2018-1A, Class A(a)(b)
2,910,133	2.720	01/18/47	2,578,558
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)(b)
3,112,541	2.090	07/20/51	2,610,004
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)(c) (1 mo. USD Term SOFR + 0.514%)
333,377	5.850	02/25/37	313,308
DB Master Finance LLC Series 2021-1A, Class A2II(a)(b)
3,920,000	2.493	11/20/51	3,449,592
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)(b)
4,000,000	1.760	04/15/49	3,554,111
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)(b)
6,110,000	4.118	07/25/47	5,920,621
Driven Brands Funding LLC Series 2021-1A, Class A2(a)(b)
2,688,125	2.791	10/20/51	2,338,911
FCI Funding LLC Series 2021-1A, Class A(a)(b)
228,985	1.130	04/15/33	225,805
GBX Leasing LLC Series 2022-1, Class A(a)(b)
1,566,721	2.870	02/20/52	1,388,131
Global SC Finance VII SRL Series 2020-2A, Class A(a)(b)
3,358,395	2.260	11/19/40	3,102,229

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Harvest SBA Loan Trust Series 2018-1, Class A(a)(b)(c) (1 mo. USD Term SOFR + 2.364%)
$ 567,560	7.720%	08/25/44	$ 563,730
Home Partners of America Trust Series 2019-1, Class A(a)(b)
5,908,142	2.908	09/17/39	5,452,935
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)(b)
3,860,000	3.445	02/26/52	3,586,812
Lendmark Funding Trust Series 2021-2A, Class A(a)(b)
2,000,000	2.000	04/20/32	1,808,440
LFS LLC Series 2021-A, Class A(a)(b)
347,212	2.460	04/15/33	336,072
LFS LLC Series 2021-B, Class A(a)(b)
1,024,299	2.400	12/15/33	969,274
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(a)(c) (1 mo. USD Term SOFR + 0.734%)
113,352	6.070	08/25/33	109,522
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)(b)
1,991,828	2.980	01/15/45	1,942,217
Longtrain Leasing III LLC Series 2015-1A, Class A2(a)(b)
4,861,135	4.060	01/15/45	4,690,809
NP SPE II LLC Series 2016-1A, Class A1(a)(b)
1,006,895	4.164	04/20/46	981,724
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(a)(b)
1,500,000	1.590	05/17/27	1,474,415
PACEWell 5 Trust Series 2021-1, Class A(a)(b)
2,599,593	2.628	10/10/59	2,046,705
Pear LLC Series 2020-1, Class A(a)(b)
378,419	3.750	12/15/32	376,731
Pear LLC Series 2023-1, Class A(a)(b)
3,977,518	7.420	07/15/35	3,997,811
Progress Residential Trust Series 2020-SFR2, Class A(b)
997,703	2.078	06/17/37	955,173
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)(b)
5,000,000	5.000	09/15/48	4,736,574
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)(b)
3,000,000	1.881	06/20/46	2,699,691
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)(b)
3,781,840	2.841	01/30/51	3,368,140
SERVPRO Master Issuer LLC Series 21-1A, Class A2(a)(b)
1,945,000	2.394	04/25/51	1,703,093
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(a)(b)
228,132	0.990	11/20/37	215,598
STAR Trust Series 2021-SFR1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
3,318,137	6.048	04/17/38	3,282,809
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
4,841,716	3.242	01/01/31	4,672,334
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(a)(c) (1 mo. USD Term SOFR + 1.239%)
59,791	6.575	06/25/33	59,760
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)(b)
1,891,313	1.946	08/25/51	1,713,916
Thrust Engine Leasing DAC Series 2021-1A, Class A(b)
4,442,166	4.163	07/15/40	3,842,607

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Tif Funding II LLC Series 2020-1A, Class A(a)(b)
$ 1,682,833	2.090%	08/20/45	$ 1,517,119
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)(g)
1,850,000	3.000	07/25/57	1,775,245
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(b)(c)(g)
5,500,000	3.500	03/25/58	5,193,194
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)(b)
4,009,039	3.820	04/17/49	3,839,038
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)(b)
3,000,000	3.100	10/18/49	2,781,155
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)(b)
10,315,000	2.560	11/19/50	9,166,365
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)(b)
4,479,167	2.110	09/20/45	4,008,056
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)(b)
379,583	1.860	03/20/46	333,286
TVEST LLC Series 2021-A, Class A(a)(b)
266,231	2.350	09/15/33	263,983
Vantage Data Centers LLC Series 2020-1A, Class A2(a)(b)
8,250,000	1.645	09/15/45	7,673,860
Wendy’s Funding LLC Series 2019-1A, Class A2I(a)(b)
2,699,951	3.783	06/15/49	2,600,492
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)(b)
1,218,636	2.370	06/15/51	1,062,093

			140,763,726

Student Loan(a) – 0.3%
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,104,538	3.850	05/25/33	1,031,155
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(b)
1,332,854	3.590	01/25/48	1,295,247
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
737,489	6.950	01/25/36	738,061
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
90,580	6.050	01/25/46	90,507

			3,154,970

TOTAL ASSET-BACKED SECURITIES (Cost $186,662,912)			$ 174,513,438

Mortgage-Backed Obligations – 14.8%
Collateralized Mortgage Obligations – 10.8%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(b)(c)(g)
$ 146,489	3.500%	03/25/46	$ 130,896
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1(a)
6,853	5.500	11/25/20	6,024
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(b)(c)(g)
3,171,544	2.500	06/25/51	2,586,172
Bayview MSR Opportunity Master Fund VI Trust Series 2021-INV2-6, Class A1(a)(b)(c)(g)
8,701,220	3.000	10/25/51	7,367,488

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(a)(c)(g)
$ 620,318	4.592%	11/25/35	$ 419,881
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(a)(f)
156,560	5.750	01/25/34	135,375
CAFL Issuer LLC Series 2022-RTL1, Class A1(a)(f)
2,000,000	4.250	05/28/29	1,921,034
CFMT LLC Series 2023-HB12, Class A(a)(b)(c)(g)
1,845,221	4.250	04/25/33	1,789,339
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1(a)
332,985	5.500	12/25/35	143,596
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1(a)
46,696	5.500	04/25/35	38,424
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(a)(c) (1 mo. USD Term SOFR + 0.654%)
350,274	5.990	03/25/35	317,538
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2(a)
293,330	6.750	08/25/34	256,921
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(a)(c)(g)
3,755	5.199	04/25/37	3,751
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1(a)
11,135	5.250	09/25/19	10,549
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1(a)
2,488	6.500	08/25/32	2,486
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4(a)
99,108	5.250	07/25/33	93,680
CSMC Trust Series 2013-6, Class 1A1(a)(b)(c)(g)
2,420,132	2.500	07/25/28	2,278,438
CSMC Trust Series 2017-HL2, Class A1(a)(b)(c)(g)
362,646	3.500	10/25/47	321,970
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(c)(g)
424,830	3.000	06/25/43	385,607
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
11,304	6.000	12/15/28	11,465
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
61,297	6.000	01/15/29	61,870
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
215,134	6.000	12/15/31	218,042
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
151,438	3.000	04/15/43	145,425
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
54,161	3.500	09/15/41	53,108
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
141,527	3.500	05/15/48	128,482
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,015,493
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
614,270	2.000	12/25/50	496,265
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,875,655

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2001-45, Class WG
$ 24,134	6.500%	09/25/31	$ 24,325
Federal National Mortgage Association REMICS Series 2003-117, Class KB
960,672	6.000	12/25/33	997,353
Federal National Mortgage Association REMICS Series 2003-14, Class AP
4,212	4.000	03/25/33	4,143
Federal National Mortgage Association REMICS Series 2003-W6, Class 3A(a)
42,799	6.500	09/25/42	43,566
Federal National Mortgage Association REMICS Series 2004-53, Class NC
683	5.500	07/25/24	679
Federal National Mortgage Association REMICS Series 2014-80, Class KA
799,999	2.000	03/25/44	600,838
Federal National Mortgage Association REMICS Series 2015-2, Class PA
925,352	2.250	03/25/44	857,685
Federal National Mortgage Association REMICS Series 2015-30, Class JA
797,195	2.000	05/25/45	688,125
Federal National Mortgage Association REMICS Series 2016-16, Class PD
375,840	3.000	12/25/44	358,156
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(b)(c)(g)
1,452,775	2.500	01/25/57	1,345,735
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(a)(c)(g)
545,210	5.500	05/25/35	351,274
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(b)(c)(g)
93,651	3.500	04/25/48	91,111
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(b)(c)(g)
906,419	3.500	10/25/49	805,426
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(b)(c)(g)
3,257,354	2.500	09/25/51	2,648,001
GCAT Trust Series 2022-HX1, Class A1(a)(b)(c)(g)
5,647,165	2.885	12/27/66	5,091,738
Government National Mortgage Association REMICS Series 17-H23, Class MA(a)
1,169,457	3.000	11/20/67	1,113,308
Government National Mortgage Association REMICS Series 2015-167, Class KM(a)
82,920	3.000	12/20/43	76,212
Government National Mortgage Association REMICS Series 2015-94, Class AT(a)
422,935	2.250	07/16/45	373,568
Government National Mortgage Association REMICS Series 2016-129, Class W(a)
161,227	2.500	07/20/46	136,971
Government National Mortgage Association REMICS Series 2018-37, Class KT(a)
464,430	3.500	03/20/48	425,513

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2021-116, Class LG(a)
$ 8,274,878	2.000%	06/20/51	$ 7,111,629
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(b)(c)(g)
6,630,691	2.500	04/25/52	5,410,843
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(b)(c)(g)
9,791,475	2.500	04/25/52	7,984,263
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(a)(c) (1 mo. USD Term SOFR + 0.454%)
178,309	5.790	12/25/34	159,698
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(a)(c)(g)
41,050	4.238	06/25/34	38,682
Impac CMB Trust Series 2003-2F, Class A(a)(f)
75,005	5.730	01/25/33	74,326
Impac CMB Trust Series 2004-4, Class 1A1(a)(c) (1 mo. USD Term SOFR + 0.754%)
87,328	6.090	09/25/34	85,888
Impac CMB Trust Series 2004-4, Class 2A2(a)(f)
941,872	5.365	09/25/34	1,015,871
Impac Secured Assets CMN Owner Trust Series 2004-2, Class A6(a)(f)
2	4.815	08/25/34	2
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(b)(c)(g)
2,778,574	2.493	02/25/67	2,469,512
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(b)(c)(g)
9,991,872	2.500	05/25/52	8,122,693
JP Morgan Mortgage Trust Series 2023-5, Class A2(a)(b)(c)(g)
4,653,524	6.000	12/26/53	4,662,612
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(a)(c)(g)
100,085	4.158	04/25/37	79,534
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(c)(g)
437,695	3.358	07/25/43	398,976
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(c)(g)
363,473	3.000	06/25/29	348,191
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(c)(g)
934,080	3.500	08/25/47	838,411
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(c)(g)
96,600	3.500	11/25/48	86,473
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(b)(c)(g)
417,482	3.500	12/25/48	376,702
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(b)(c)(g)
2,494,092	2.500	12/25/51	2,036,875
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(b)(c)(g)
3,708,591	2.500	11/25/51	3,270,366
Kiavi Issuer Trust Series 2022 SR1, Class A1A(a)(b)(f)
5,000,000	6.000	09/25/25	4,912,500
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(a)(c)(g)
124,514	7.107	07/25/33	118,558
MASTR Alternative Loan Trust Series 2004-4, Class 1A1(a)
34,630	5.500	05/25/34	33,280
MASTR Alternative Loan Trust Series 2004-4, Class 8A1(a)
338,940	6.500	05/25/34	331,939
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(a)(c)(g)
41,463	6.291	03/25/33	35,666

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(a)(c)(g)
$ 318,055	5.083%	11/25/35	$ 185,000
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22(a)
478,849	6.000	08/25/37	172,312
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)(g)
1,862,881	4.000	08/27/57	1,769,913
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(b)(c)(g)
4,180,689	2.500	06/25/51	3,409,059
OBX Trust Series 2019-EXP1, Class 1A3(a)(b)(c)(g)
385,893	4.000	01/25/59	372,799
OBX Trust Series 2019-INV2, Class A5(a)(b)(c)(g)
127,031	4.000	05/27/49	116,281
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(b)(c)(g)
3,853,971	2.500	06/25/51	3,378,242
Rate Mortgage Trust Series 2021-J1, Class A7(a)(b)(c)(g)
4,109,094	2.500	07/25/51	3,587,320
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(a)(c)(g)
170,713	4.051	01/25/37	99,808
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(a)(c)(g)
2,973	5.622	01/25/37	2,906
Residential Accredit Loans, Inc. Trust Series 2005-QS11, Class A2(a)(c) (1 mo. USD Term SOFR + 0.614%)
90,424	5.500	07/25/35	64,768
RFMSI Trust Series 2005-S7, Class A5(a)
43,377	5.500	11/25/35	32,355
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA(a)
1,739,727	3.000	07/25/56	1,608,456
Seasoned Loans Structured Transaction Series 2018-1, Class A2(a)
1,245,000	3.500	06/25/28	1,165,164
Sequoia Mortgage Trust Series 2004-10, Class A1A(a)(c) (1 mo. USD Term SOFR + 0.734%)
134,584	6.071	11/20/34	121,613
Sequoia Mortgage Trust Series 2013-2, Class A1(a)(c)(g)
450,081	1.874	02/25/43	374,362
Sequoia Mortgage Trust Series 2013-6, Class A1(a)(c)(g)
972,667	2.500	05/25/43	829,009
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(c)(g)
390,909	3.000	11/25/30	371,399
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(c)(g)
477,275	3.500	11/25/46	425,617
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(c)(g)
426,771	3.500	08/25/47	378,400
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(c)(g)
1,016,019	3.500	09/25/47	903,225
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(b)(c)(g)
358,463	3.500	02/25/48	316,978
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(c)(g)
556,526	3.500	10/25/47	497,632
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(a)(c)(g)
80,654	6.035	10/25/34	74,523
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(a)(c)(g)
8,177	6.651	04/25/34	8,104

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(a)(c)(g)
$ 98,119	6.777%		10/25/33	$ 93,996
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(a)(c)(g)
62,960	5.667		11/25/33	61,754
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(a)(c)(g)
60,943	6.625		11/25/33	60,108
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(b)(c)(g)
10,404,997	2.500		12/25/51	8,471,541
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(b)(c)(g)
292,007	2.500		06/25/51	238,111
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(c)(g)
995,644	3.500		08/20/45	892,418
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(c)(g)
660,149	3.500		01/20/46	590,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,968,531)				$123,925,792

Commercial Mortgage Obligations(a) – 0.3%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(g)
514,101	2.500		08/16/43	488,217
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
551,038	2.579		03/10/49	548,175
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,954,471	2.739		04/15/48	1,949,371

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $3,037,348)				$ 2,985,763

Federal Agencies – 3.7%
Federal Home Loan Mortgage Corp.
24,633	7.000		05/01/26	25,452
6,950	7.500		12/01/30	7,252
11,724	7.500		01/01/31	12,079
26,172	7.000		08/01/31	27,229
314,203	5.000		05/01/33	316,989
(1 yr. CMT + 2.229%)(c)
29,987	5.210		05/01/34	30,636
(RFUCC1 yr. Treasury + 1.783%)
36,434	6.033	(c)	01/01/36	36,225
437,642	4.000		06/01/42	422,441
9,559,633	5.000		06/01/43	9,563,487
369,611	3.000		06/01/45	331,070
(RFUCC1 yr. Treasury + 1.600%)
736,630	2.707	(c)	07/01/45	716,266
4,336,427	3.500		08/01/52	3,998,434
Federal National Mortgage Association
259,255	2.500		05/01/28	248,881
(RFUCC6 mo. Treasury + 1.413%)(c)
11,286	5.663		02/01/33	11,091
(RFUCC1 yr. Treasury + 1.760%)(c)
29,236	5.805		02/01/35	29,171
(RFUCC1 yr. Treasury + 1.596%)
66,608	7.519	(c)	12/01/45	68,374
123,020	4.500		01/01/48	117,020

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal National Mortgage Association (continued)
$ 831,624	2.500%	06/01/51	$ 680,885
9,593,308	5.500	08/01/53	9,627,684
Government National Mortgage Association
2,129	7.500	08/20/25	2,132
12,500	7.500	07/20/26	12,566
7,246	6.500	04/15/31	7,542
50,292	6.500	05/15/31	52,399
615,627	2.500	06/20/31	587,212
4,939,536	5.000	07/20/52	4,913,833
Uniform Mortgage-Backed Security
5,443	6.500	10/01/28	5,598
7,176	7.500	09/01/29	7,178
18,084	7.000	03/01/31	18,663
1,295	7.500	03/01/31	1,312
5,806	7.000	11/01/31	5,992
17,398	7.000	01/01/32	17,955
27,008	6.000	12/01/32	27,942
812,959	3.500	08/01/35	778,857
9,182,187	5.000	04/01/43	9,215,274
437,780	5.000	08/01/48	445,585

			42,370,706

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $189,339,690)			$ 169,282,261

Municipal Bond Obligations – 8.4%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 1,006,537

Arkansas(a) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,019,670

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000	08/01/38	2,958,469
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,839,366
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,276,645
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,475,432
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,386,945
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,514,701

			17,451,558

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,461,457

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations– (continued)
Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
$ 1,800,000	3.223%	02/01/32	$ 1,530,527
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,257,897

			2,788,424

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,110,737
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,482,410

			5,593,147

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,526,541
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,052,143
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,020,230

			4,598,914

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	806,742

Kentucky – 1.0%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,725,701
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,630,902
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,758,485

			11,115,088

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,876,256

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,721,489
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,941,288

			3,662,777

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi(a) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
$ 3,000,000	1.282%	11/01/28	$ 2,624,511

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,700,985

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,545,752

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,794,214

New York(a) – 0.6%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,520,982
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,612,074
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,904,761

			7,037,817

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,393,991
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,209,841
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,638,329

			7,242,161

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	489,750
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,239,805

			1,729,555

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,552,776
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,228,271

			4,781,047

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
$ 2,000,000	2.530%	12/01/25	$ 1,926,789

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	4,753,255

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,879,159

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $100,881,950)			$ 95,395,815

Agency Debentures – 0.5%
Federal National Mortgage Association(a)
6,400,000	0.420	11/18/24	$ 6,176,668
(Cost $6,400,000)

Shares	Dividend Rate	Value

Investment Company – 3.1%
State Street Institutional US Government Money Market Fund – Premier Class
35,622,182	5.300%	$ 35,622,182
(Cost $35,622,182)

TOTAL INVESTMENTS – 99.3% (Cost $1,233,766,346)	$1,134,774,257

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	8,029,952

NET ASSETS – 100.0%	$1,142,804,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2024.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity.

THE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

(g)	Rate shown is that which is in effect on January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 59.2%
Collateralized Mortgage Obligations – 45.9%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)(c)
$ 623	6.496%	09/20/34	$ 577
Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)(c)
45,455	5.144	11/25/33	40,369
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)(d)
335,035	1.747	09/25/51	291,380
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)(c)
11,130	5.651	11/25/34	9,963
BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)(d)
389,908	2.034	06/25/56	339,117
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)(d)
180,670	0.941	02/25/49	158,938
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)(d)
230,834	0.970	03/25/60	214,413
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)(d)
106,303	1.724	02/25/55	101,318
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)(c)
13,685	4.648	09/25/34	12,011
CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)(d)
309,688	0.938	05/25/66	248,574
Federal Home Loan Mortgage Corp. REMICS PAC Series 2022, Class PE
2,635	6.500	01/15/28	2,659
Federal Home Loan Mortgage Corp. REMICS PAC Series 2109, Class PE(b)
9,378	6.000	12/15/28	9,493
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
119,225	3.500	11/15/25	117,325
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
276,675	3.500	11/15/25	272,426
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA(b)
176,723	3.500	09/15/42	173,291
Federal Home Loan Mortgage Corp. REMICS Series 4690, Class VK
4,603	3.500	09/15/28	4,592
Federal Home Loan Mortgage Corp. REMICS Series 5065, Class A
192,699	2.000	09/25/30	190,665
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
593,971	1.500	04/25/49	506,853
Federal Home Loan Mortgage Corp. REMICS Series 5140, Class H
835,136	2.000	08/25/46	711,677
Federal Home Loan Mortgage Corp. REMICS Series 5144, Class PC
836,369	1.500	09/25/51	697,574
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1(b)
394,739	2.500	08/25/51	360,085
Federal National Mortgage Association REMICS Series 2003-117, Class KB
178,045	6.000	12/25/33	184,843

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2003-14, Class AP
$ 5,663	4.000%	03/25/33	$ 5,570
Federal National Mortgage Association REMICS Series 2010-109, Class M
270,570	3.000	09/25/40	260,096
Federal National Mortgage Association REMICS Series 2011-146, Class NB
9,389	4.000	09/25/41	9,251
Federal National Mortgage Association REMICS Series 2012-100, Class WA
145,288	1.500	09/25/27	137,997
Federal National Mortgage Association REMICS Series 2012-110, Class CA
171,600	3.000	10/25/42	154,368
Federal National Mortgage Association REMICS Series 2012-118, Class EB
146,567	1.500	11/25/27	139,281
Federal National Mortgage Association REMICS Series 2013-112, Class G
68,851	2.125	07/25/40	66,613
Federal National Mortgage Association REMICS Series 2013-135, Class GA
165,851	3.000	07/25/32	162,322
Federal National Mortgage Association REMICS Series 2013-16, Class FY(a) (1 mo. USD Term SOFR + 0.464%)
879,395	5.809	03/25/43	851,189
Federal National Mortgage Association REMICS Series 2013-6, Class BE
125,824	2.000	12/25/42	121,253
Federal National Mortgage Association REMICS Series 2013-74, Class YA
153,074	3.000	05/25/42	145,778
Federal National Mortgage Association REMICS Series 2015-15, Class CA
319,332	3.500	04/25/35	309,061
Federal National Mortgage Association REMICS Series 2015-19, Class CA
92,508	3.500	01/25/43	90,135
Federal National Mortgage Association REMICS Series 2015-2, Class PA
143,894	2.250	03/25/44	133,372
Federal National Mortgage Association REMICS Series 2016-104, Class BA
205,138	3.000	01/25/47	195,068
Federal National Mortgage Association REMICS Series 2016-24, Class TA
20,620	3.000	04/25/42	20,392
Federal National Mortgage Association REMICS Series 2016-53, Class BV
386,461	3.500	11/25/27	374,735
Federal National Mortgage Association REMICS Series 2016-96, Class A
247,287	1.750	12/25/46	220,809
Federal National Mortgage Association REMICS Series 2017-46, Class EA
63,004	3.500	12/25/50	61,928

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2017-7, Class JA
$ 158,615	2.000%	02/25/47	$ 132,350
Federal National Mortgage Association REMICS Series 2019-10, Class PT
224,127	3.500	03/25/49	212,480
Federal National Mortgage Association REMICS Series 2020-35, Class MA
290,207	2.000	12/25/43	265,765
Federal National Mortgage Association REMICS Series 2020-56, Class AH
540,864	2.000	05/25/45	496,814
Federal National Mortgage Association REMICS Series 2021-28, Class YG
662,689	2.000	03/25/47	572,378
Federal National Mortgage Association REMICS Series 2021-45, Class CB
473,264	2.000	02/25/44	433,979
Federal National Mortgage Association REMICS Series 2021-56, Class HE
557,152	1.250	09/25/51	464,229
GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)(d)
356,139	1.855	08/25/66	309,147
Government National Mortgage Association REMICS Series 2009-65, Class AF(b)
3,065	4.000	07/20/39	3,027
Government National Mortgage Association REMICS Series 2010-14, Class PA(b)
3,342	3.000	02/20/40	3,259
Government National Mortgage Association REMICS Series 2012-13, Class EG(b)
89,437	2.000	10/20/40	87,366
Government National Mortgage Association REMICS Series 2013-188, Class LE(b)
443,707	2.500	11/16/43	402,022
Government National Mortgage Association REMICS Series 2014-131, Class DM(b)
58,391	3.000	02/20/44	55,943
Government National Mortgage Association REMICS Series 2015-65, Class BD(b)
214,301	2.250	05/20/45	188,840
Government National Mortgage Association REMICS Series 2015-94, Class AT(b)
188,940	2.250	07/16/45	166,886
Government National Mortgage Association REMICS Series 2019-11, Class MA(b)
135,437	3.000	01/20/47	128,173
Government National Mortgage Association REMICS Series 2019-21, Class MA(b)
246,260	3.500	09/20/47	234,867
GS Mortgage-Backed Securities Corp. Trust Series 2020-NQM1, Class A1(a)(b)(c)(d)
369,421	1.017	07/25/61	315,649
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)(d)
117,249	1.382	09/27/60	107,360

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)(b) (1 mo. USD Term SOFR + 0.554%)
$ 38,627	5.890%	05/25/35	$ 28,589
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)(c)
139,340	4.717	01/25/36	125,469
Impac CMB Trust Series 2003-2F, Class A(b)(e)
46,432	5.730	01/25/33	46,011
Impac CMB Trust Series 2003-8, Class 2A1(a)(b) (1 mo. USD Term SOFR + 1.014%)
1,213	6.350	10/25/33	1,201
Impac CMB Trust Series 2004-7, Class 1A1(a)(b) (1 mo. USD Term SOFR + 0.854%)
15,372	6.190	11/25/34	14,984
Impac CMB Trust Series 2005-2, Class 2A2(a)(b) (1 mo. USD Term SOFR + 0.914%)
19,836	6.250	04/25/35	18,247
Impac Secured Assets Trust Series 2006-1, Class 2A1(a)(b) (1 mo. USD Term SOFR + 0.814%)
75,204	6.150	05/25/36	66,767
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)(c)
26,571	5.187	10/25/34	24,381
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)(d)
99,084	3.500	10/25/46	88,532
Lehman XS Trust Series 2005-7N, Class 1A1A(a)(b) (1 mo. USD Term SOFR + 0.654%)
58,306	5.990	12/25/35	53,693
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)(c)
24,554	5.954	04/21/34	23,179
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)(d)
181,295	1.153	04/25/65	164,360
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)(d)
232,179	1.029	11/25/64	198,279
MortgageIT Trust Series 2005-1, Class 1A1(a)(b) (1 mo. USD Term SOFR + 0.754%)
118,993	6.090	02/25/35	118,652
MortgageIT Trust Series 2005-1, Class 1A2(a)(b) (1 mo. USD Term SOFR + 0.894%)
102,352	6.230	02/25/35	99,655
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)(d)
496,678	2.750	07/25/59	469,193
Residential Accredit Loans, Inc. Trust Series 2004-QA4, Class NB21(a)(b)(c)
8,905	5.112	09/25/34	8,281
Sequoia Mortgage Trust Series 2003-2, Class A1(a)(b) (1 mo. USD Term SOFR + 0.774%)
12,027	6.111	06/20/33	11,589
Sequoia Mortgage Trust Series 2010, Class 1A(a)(b) (1 mo. USD Term SOFR + 0.914%)
5,261	6.251	10/20/27	5,074
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(a)(b)(c)
89,011	6.777	10/25/33	85,271
Vendee Mortgage Trust Series 1996-2, Class 1Z(b)
11,381	6.750	06/15/26	11,516

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)(d)
$ 288,897	1.031%		02/25/66	$ 251,106

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,066,111)				$ 14,601,924

Commercial Mortgage Obligations(b) – 4.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K726 Class A2
263,542	2.905		04/25/24	261,792
Government National Mortgage Association REMICS Series 2010-141, Class B
111,137	2.717		02/16/44	107,476
Government National Mortgage Association REMICS Series 2022-196, Class AB
438,186	3.250		04/16/54	409,922
Government National Mortgage Association REMICS Series 2022-199, Class A
613,257	3.250		02/16/54	572,211

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,338,581)				$ 1,351,401

Federal Agencies – 9.1%
Federal Home Loan Mortgage Corp.
$ 3,924	5.000%		05/01/27	3,893
76,857	2.500		04/01/28	74,044
(RFUCC1 yr. Treasury + 1.600%)(a)
148,701	2.707		07/01/45	144,590
(RFUCC1 yr. Treasury + 1.590%)(a)
71,944	6.786		07/01/46	73,331
Federal National Mortgage Association
180,089	3.500		10/01/26	176,050
86,241	3.500		12/01/27	84,068
116,134	2.500		03/01/28	111,605
258,169	2.500		05/01/28	247,914
122,399	3.000		05/01/28	118,827
166,179	2.500		07/01/28	159,237
150,388	3.000		09/01/28	145,620
107,082	2.500		01/01/30	102,435
150,351	3.500		10/01/32	144,577
248,938	3.000		08/01/33	234,712
(RFUCC1 yr. Treasury + 1.596%)(a)
33,897	7.519		12/01/45	34,796
Government National Mortgage Association, (1 yr. CMT + 1.500%)
6	3.000	(a)	11/20/24	6
28	4.000	(a)	12/20/24	28
899	3.875	(a)	04/20/26	890
699	3.625	(a)	08/20/26	686
1,574	3.625	(a)	01/20/28	1,565
Uniform Mortgage-Backed Security
112,400	3.000		11/01/26	109,590
85,733	3.000		12/01/26	83,815
165,971	2.000		01/01/31	156,179
1,759	7.000		11/01/31	1,816
155,870	5.000		02/01/32	156,119
52,398	6.000		07/01/33	54,461
309,179	3.500		07/01/34	296,413

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Uniform Mortgage-Backed Security (continued)
$ 186,887	3.500%	08/01/35	$ 179,048

			2,896,315

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $20,473,181)			$ 18,849,640

U.S. Government Agency Obligations – 15.3%
Federal Farm Credit Banks Funding Corp.(b)
$ 600,000	2.920%	05/16/24	$ 595,907
275,000	5.120	11/24/27	277,304
Federal Home Loan Banks
700,000	4.875	09/13/24	699,005
Federal Home Loan Mortgage Corp.
700,000	2.350 (b)	03/25/25	681,271
1,000,000	0.375	07/21/25	944,244
Federal National Mortgage Association
1,000,000	0.625	04/22/25	953,435
750,000	0.500	06/17/25	710,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,033,276)			$ 4,861,893

U.S. Treasury Obligations – 12.0%
U.S. Treasury Notes
$ 50,000	0.250%	05/15/24	$ 49,289
700,000	0.375	08/15/24	682,746
1,000,000	1.500	11/30/24	972,812
750,000	2.125	11/30/24	733,506
950,000	1.000	12/15/24	919,459
200,000	1.125	02/28/25	192,672
300,000	1.250	11/30/26	277,887

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,969,604)			$ 3,828,371

Shares	Dividend Rate	Value

Investment Company – 4.5%
State Street Institutional US Government Money Market Fund – Premier Class
1,446,576	5.300%	$ 1,446,576
(Cost $1,446,576)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b) – 1.4%
Home Equity – 1.1%
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3, Class A2 (1 mo. USD Term SOFR + 1.194%)
$ 181,384	6.530%	03/25/33	$ 179,307
Terwin Mortgage Trust Series 2004-7HE, Class A3(d) (1 mo. USD Term SOFR + 1.514%)
125,084	6.850	07/25/34	117,321

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2004-9HE, Class A1(d) (1 mo. USD Term SOFR + 0.914%)
$ 40,121	6.250%	09/25/34	$ 37,360

			333,988

Other – 0.3%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4 (1 mo. USD Term SOFR + 1.014%)
111,391	6.350	11/25/34	107,008

TOTAL ASSET-BACKED SECURITIES (Cost $417,762)			$ 440,996

Shares	Dividand Rate	Maturity Date	Value

Short-term Investments(f) – 11.1%
U.S. Treasury Obligations – 11.1%
U.S. Treasury Bills
$ 750,000	0.000%	03/14/24	$ 746,934
1,100,000	0.000	06/04/24	1,081,534
1,000,000	0.000	12/26/24	958,740
U.S. Treasury Bills - WI Post Auction
750,000	0.000	05/02/24	743,137

			3,530,345

TOTAL SHORT-TERM INVESTMENTS (Cost $3,518,049)			$ 3,530,345

TOTAL INVESTMENTS – 103.5% (Cost $34,858,448)			$32,957,821

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%			(1,120,892)

NET ASSETS – 100.0%			$31,836,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2024.

(b)	Security with “Call” features with resetting interest rates.

(c)	Rate shown is that which is in effect on January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviation:
PAC	— Planned Amortization Class
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.0%
Alabama(a) – 0.6%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,255,000	5.000%		12/01/31	$ 2,431,697

Alaska – 0.7%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	5.000		10/01/25	1,029,056
1,000,000	5.000	(a)	10/01/28	1,071,344
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	456,602

				2,557,002

Arizona(a) – 0.6%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,264,151

Arkansas – 1.6%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,022,349
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
500,000	2.280		09/01/26	471,946
250,000	2.400	(a)	09/01/27	232,684
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	625,905
650,000	3.000		11/01/29	646,151
675,000	3.000	(a)	11/01/30	672,878
690,000	3.000	(a)	11/01/31	687,714
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	542,418
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	660,600
635,000	4.000		03/01/32	648,956

				6,211,601

California – 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	480,976

Colorado – 2.8%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	567,050
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	576,124
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	467,030
850,000	4.000		11/01/32	880,210

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
$ 1,770,000	5.000%		12/01/44	$ 1,798,973
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	307,820
280,000	2.075		11/01/24	274,299
250,000	2.125		05/01/25	241,871
250,000	2.175		11/01/25	239,260
Holland Creek Metropolitan District Revenue Bonds Series 2001 (NR/Aa1)(a)(b)(c)
4,000,000	4.510		06/01/41	4,000,000
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,187,738

				10,540,375

Connecticut – 1.4%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(d)
560,000	3.250		11/15/24	559,916
830,000	3.750		11/15/27	831,044
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	345,295
450,000	5.000		11/15/28	478,546
450,000	5.000		11/15/29	484,311
385,000	5.000		11/15/30	417,981
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	322,399
530,000	1.900		05/15/25	510,817
765,000	1.950		11/15/25	728,605
500,000	2.090		05/15/26	471,825

				5,150,739

Florida – 2.2%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	878,788
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	678,290
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	499,275
495,000	2.050		01/01/28	459,776
515,000	2.100		07/01/28	490,764
520,000	2.125	(a)	01/01/29	495,703
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	725,432
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,630,000	5.000		05/01/41	2,896,997
1,250,000	5.000		05/01/42	1,371,162

				8,496,187

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – 2.0%
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
$ 2,000,000	4.000%		07/01/38	$ 2,067,427
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,038,402
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,708,787
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	560,255
500,000	5.000		06/15/31	568,425
600,000	5.000	(a)	06/15/32	681,837
700,000	5.000	(a)	06/15/33	795,128

				7,420,261

Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,146,458
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	518,876
750,000	4.000		07/15/37	772,354

				2,437,688

Illinois – 10.4%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	657,391
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,509,051
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	537,526
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
550,000	3.000		01/01/25	548,156
1,140,000	5.000		01/01/26	1,183,262
525,000	5.000	(a)	01/01/28	558,533
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	822,883
855,000	4.000		10/01/36	865,543
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	810,852
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,596,432
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	506,133
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,697,252
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A1)
1,035,000	5.000		02/01/24	1,035,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
$ 1,115,000	5.000%	02/01/24	$ 1,115,000
1,000,000	5.000	02/01/25	1,016,918
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,540,124
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000	12/01/37	2,753,023
Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000	04/01/32	768,774
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	516,671
515,000	4.000	12/15/35	535,973
535,000	4.000	12/15/36	553,653
555,000	4.000	12/15/37	570,903
580,000	4.000	12/15/38	593,525
600,000	4.000	12/15/39	608,998
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
765,000	4.000	01/01/25	770,616
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
685,000	4.000	12/01/24	689,484
735,000	4.000	12/01/25	747,841
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	881,159
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	2,010,761
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,049,660
1,825,000	4.000	12/01/38	1,857,244
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	727,939
660,000	4.000	12/01/34	692,775
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	794,996
905,000	5.000	12/30/28	1,000,607
960,000	5.000	12/30/29	1,080,771
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	690,875
700,000	4.000	12/01/31	741,804
700,000	4.000	12/01/32	739,361
725,000	4.000	12/01/33	764,069

			39,141,538

Indiana – 11.8%
Boonville Redevelopment Authority Revenue Bonds Series 2023 (AA/NR)(a)
1,085,000	4.000	08/01/37	1,109,928
1,175,000	4.000	08/01/39	1,183,436
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000	01/15/42	1,258,864
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,865,188

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
$ 3,000,000	3.000%		07/15/40	$ 2,678,792
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,365,000	4.000		07/01/34	1,471,734
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	2,017,356
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	1,042,360
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000		07/15/33	578,401
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000		07/15/32	559,548
585,000	3.000		07/15/33	578,401
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	542,535
425,000	5.000		02/01/27	426,995
700,000	5.000		02/01/28	703,286
600,000	5.000		02/01/29	602,816
Indiana Health Facility Financing Authority Revenue Bonds (Ascension Health Credit Group) Series E-6 (AA+/Aa2)(a)(b)(c)
2,000,000	3.800		11/15/39	2,000,000
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,752
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	833,031
700,000	4.000	(a)	07/01/32	703,582
700,000	4.000	(a)	07/01/36	690,151
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,582,657
1,505,000	5.000		02/01/39	1,647,496
1,200,000	5.000		02/01/40	1,308,715
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,345,766
1,685,000	5.500		07/15/40	1,944,179
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,077,484
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
505,000	5.000		07/15/24	508,980
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	543,713
400,000	3.000		08/01/35	378,245
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,049,646

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
$ 1,000,000	4.000%		01/15/26	$ 1,004,948
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	877,834
910,000	3.000		08/01/30	905,524
940,000	3.000		08/01/31	934,488
485,000	4.000		08/01/32	507,151
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	536,699
500,000	5.000		07/15/32	536,677
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,038,064
750,000	5.000		07/15/31	778,403
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,610,744
1,670,000	3.000		08/01/34	1,651,490

				44,431,059

Iowa – 0.3%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	628,080
525,000	3.000	(a)	06/01/31	517,437

				1,145,517

Kansas(a) – 0.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(d)
700,000	4.000		09/01/33	712,825
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(d)
1,015,000	5.000		09/01/30	1,047,585
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,081,481

				2,841,891

Kentucky – 4.2%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,850,755
855,000	5.000		07/01/31	943,826
1,275,000	5.000	(a)	07/01/32	1,411,977
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,017,406
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,953,896
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,859,177
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/A1)(a)
400,000	5.000		11/01/27	423,063

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)(a)
$ 750,000	5.000%		05/01/28	$ 800,409
915,000	5.000		05/01/29	972,997
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	803,490
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	961,248
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,001,703
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
690,000	5.000		06/01/24	693,804
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,201,590

				15,895,341

Louisiana – 2.5%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	869,120
860,000	3.000		11/01/29	861,205
890,000	3.000		11/01/30	889,097
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	509,766
530,000	4.000		03/01/25	535,264
550,000	4.000		03/01/26	561,586
570,000	4.000		03/01/27	589,006
450,000	4.000	(a)	03/01/28	465,257
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (A+/NR)(a)
695,000	5.000		10/01/35	790,884
545,000	5.000		10/01/36	615,254
1,000,000	4.000		10/01/37	1,021,725
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)(a)
800,000	5.000		04/01/48	854,987
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	818,801

				9,381,952

Maine – 1.9%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000		07/01/37	1,172,976
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,158
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,272,064
835,000	2.050		11/15/25	802,635
1,000,000	2.100		11/15/26	949,122
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	768,884

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a) (continued)
$ 870,000	2.250%		11/15/30	$ 790,224
905,000	2.350		11/15/31	820,190
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000		01/01/34	220,579
330,000	5.000		01/01/35	338,331

				7,250,163

Massachusetts(a) – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)
960,000	1.850		06/01/32	799,647
710,000	1.900		12/01/32	589,614

				1,389,261

Michigan – 4.0%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	733,351
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	483,408
1,475,000	2.000		11/01/25	1,411,338
500,000	2.000		05/01/26	473,845
1,875,000	2.000		11/01/26	1,759,693
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	482,455
495,000	5.000		07/01/32	535,184
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	411,766
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,328,841
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	936,246
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,470,642
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(d)
750,000	5.000		05/01/26	769,436
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA+/NR)
500,000	2.816		04/01/25	488,315
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	393,521
470,000	2.550	(a)	04/01/28	452,600
410,000	2.600	(a)	10/01/28	393,667
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	766,982
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	651,332

				14,942,622

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
$ 230,000	1.700%		07/01/26	$ 215,851

Mississippi – 2.3%
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,554,919
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	300,253
400,000	5.000		11/01/30	400,426
500,000	5.000		11/01/31	500,380
400,000	5.000		11/01/32	400,251
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,084,533
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	636,395
690,000	1.850		12/01/30	607,430
1,000,000	1.950	(a)	06/01/31	857,875
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,195,794
1,000,000	6.000		09/01/40	1,189,780

				8,728,036

Missouri – 1.0%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	879,543
1,825,000	4.000		04/01/29	1,901,464
810,000	4.000		04/01/30	848,233

				3,629,240

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,706

New Hampshire(a) – 0.4%
New Hampshire Business Finance Authority Revenue Bonds (Saint Luke’s University Health Network) Series 2021 (AA/A1)
1,355,000	4.000		08/15/41	1,362,004

New Jersey – 1.7%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	575,576
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	724,315
500,000	4.000		06/15/27	521,078
500,000	4.000	(a)	06/15/28	522,604
760,000	4.000	(a)	06/15/29	794,542
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
255,000	3.150		06/15/25	254,711

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
$ 1,000,000	2.000%		05/15/33	$ 867,194
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	713,506
705,000	4.000		12/01/27	737,510
730,000	4.000	(a)	12/01/28	764,691

				6,475,727

New Mexico – 1.4%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	867,973
500,000	4.000		06/01/30	513,592
500,000	4.000		06/01/33	511,140
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	664,642
520,000	2.050	(a)	03/01/32	456,165
585,000	2.100	(a)	09/01/32	512,669
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,606,261

				5,132,442

New York(a) – 1.6%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	502,824
New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000		03/15/38	3,300,795
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	750,433
915,000	2.850		12/01/33	765,308
940,000	3.000		12/01/34	781,043

				6,100,403

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
595,000	3.200		01/01/29	587,174

Ohio – 6.7%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	908,490
960,000	4.000		12/01/31	985,453
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	553,256
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	1,055,132
1,000,000	4.000		12/01/33	1,052,245
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000		12/01/25	1,010,606
935,000	5.000		12/01/27	1,008,015
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	101,837
110,000	5.000		12/01/27	119,006

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
County of Franklin OH Revenue Bonds (Trinity Health Credit Group) Series 2017 (AA-/Aa3)(a)
$ 2,120,000	5.000%		12/01/46	$ 2,179,442
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,132,848
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	644,712
660,000	3.000		12/01/32	653,093
675,000	3.000		12/01/33	668,137
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
410,000	2.000		11/15/31	361,551
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		10/01/27	826,132
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	634,896
500,000	4.000		12/01/29	503,119
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,155,000	4.000		12/01/31	1,245,412
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	755,027
2,245,000	4.000		12/01/36	2,311,163
2,170,000	4.000		12/01/37	2,220,124
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
410,000	2.000		11/15/31	363,315
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,044,527
1,060,000	4.000		12/01/31	1,103,938
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	711,682

				25,153,158

Oklahoma – 2.2%
Bryan County School Finance Authority Revenue Bonds Series 2020 (A/NR)
895,000	4.000		09/01/24	898,681
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,405,702
1,770,000	4.000	(a)	12/01/30	1,843,221
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,085,635
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA-/NR)(a)
1,975,000	4.000		07/01/38	2,010,983

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
$ 25,000	4.000%	07/01/38	$ 26,399

			8,270,621

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375	01/01/34	1,308,190

Pennsylvania – 9.4%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000	11/15/34	328,882
720,000	3.000	11/15/36	655,980
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	480,916
685,000	4.000	02/15/36	717,046
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,050,408
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000	04/01/36	837,753
500,000	5.000	04/01/38	550,068
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,165,757
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	3,198,077
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	512,878
525,000	5.000	06/01/27	546,093
525,000	5.000	06/01/28	551,987
535,000	5.000	06/01/29	569,792
425,000	5.000	06/01/30	456,344
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,246,503
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	1,005,465
1,000,000	4.000	05/15/41	999,978
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	473,174
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	703,208
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	315,434
400,000	2.533	12/01/27	372,784
350,000	2.633	12/01/29	316,504

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
$ 3,000,000	5.000%		12/01/35	$ 3,294,838
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/Aa3)(a)
500,000	5.000		12/01/26	509,422
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,027,559
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	904,879
1,750,000	5.000		09/01/41	1,973,712
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,788,163
1,610,000	2.000		09/01/29	1,462,526
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	240,511
225,000	5.000		05/01/29	244,522
400,000	5.000		05/01/30	441,611
375,000	5.000		05/01/31	419,343
325,000	4.000	(a)	05/01/32	329,261
325,000	4.000	(a)	05/01/33	329,355
300,000	4.000	(a)	05/01/34	304,619
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	556,130
520,000	4.000		07/01/27	538,288
400,000	5.000	(a)	07/01/28	422,371
500,000	4.000	(a)	07/01/33	506,890
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,011,231
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	667,310
840,000	4.000	(a)	05/15/27	864,853
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	653,866

				35,546,291

Rhode Island(a) – 0.9%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	794,076
980,000	4.000		11/01/33	1,023,426
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,784,178

				3,601,680

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,195,055
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,013,847

				2,208,902

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Dakota – 0.7%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
$ 1,000,000	5.000%		12/01/38	$ 1,112,660
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,635
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
825,000	5.000		09/01/24	832,572
605,000	5.000		09/01/25	620,174

				2,595,041

Tennessee – 1.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	536,161
600,000	5.000	(a)	07/01/29	640,708
500,000	5.000	(a)	07/01/30	534,177
Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
4,155,000	5.000		07/01/33	4,723,940
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,127

				6,560,113

Texas – 11.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,344,999
1,000,000	5.000		08/15/40	1,115,059
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,033,688
1,000,000	4.000		08/15/31	1,030,085
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	744,803
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	553,518
485,000	4.000		12/01/32	494,796
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,021,531
1,000,000	4.000		08/15/34	1,052,336
1,000,000	4.000		08/15/35	1,047,018
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa2)(a)
430,000	5.000		09/01/27	443,283
980,000	5.000		09/01/28	1,011,149
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,407,897
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	540,114
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	976,975

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
$ 1,000,000	5.000%		07/01/29	$ 1,084,091
900,000	5.000		07/01/30	987,050
1,200,000	5.000		07/01/31	1,330,473
City of Houston TX Combined Utility System Revenue Bonds (Refunding) Series C (NR/Aa1)(a)(b)(c)
4,000,000	4.770		05/15/34	4,000,000
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (A+/A1)(a)
1,000,000	5.000		11/01/39	1,157,946
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,554,121
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,047,886
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	960,971
970,000	4.000	(a)	03/01/33	1,033,784
1,015,000	4.000	(a)	03/01/34	1,082,042
Hutto Independent School District GO Series 2023 (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.000		08/01/40	1,142,376
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	306,524
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,544,934
1,500,000	4.000		08/15/38	1,532,660
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,925,355
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(e)
465,000	0.000		02/15/25	444,107
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000		12/15/32	1,458,145
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,869,493
1,655,000	4.000	(a)	06/01/35	1,692,611
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	838,215
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000		09/01/31	910,641
870,000	4.000		09/01/32	898,646

				43,619,322

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000		07/01/26	1,036,755

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah – (continued)
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
$ 500,000	5.000%	07/01/34	$ 532,020

			1,568,775

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000	06/15/25	406,363
400,000	5.000	06/15/26	413,000
780,000	5.000	06/15/27	811,754
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
300,000	5.000	06/15/24	301,362
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	425,230
455,000	5.000	06/15/30	487,932
475,000	5.000	06/15/31	512,207

			3,357,848

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
1,000,000	5.250	07/01/43	1,118,777
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150	11/01/48	2,636,189

			3,754,966

Washington(a) – 0.9%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	899,334
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,551,347
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	506,346
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	159,406
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	289,397

			3,405,830

Wisconsin(a) – 3.2%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,255,005
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,657,629
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	540,272
765,000	4.000	03/01/31	794,130
540,000	4.000	03/01/32	557,841

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Rosendale-Brandon School District GO Bonds (Refunding) Series 2023 AGM (AA/NR)
$ 2,260,000	4.000%	04/01/40	$ 2,287,923
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,950,597
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,139,149

			12,182,546

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $378,772,484)			$369,800,887

Shares	Dividend Rate	Value

Investment Company – 3.7%
State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
13,838,277	5.300%	$ 13,838,277
(Cost $13,838,277)

TOTAL INVESTMENTS – 101.7% (Cost $392,610,761)		$383,639,164

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(6,390,258)

NET ASSETS – 100.0%		$377,248,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2024.

(c)	Rate shown is that which is in effect on January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%		12/01/31	$ 2,156,716

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,626,644

Illinois(a) – 0.6%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	524,830
500,000	4.000		12/01/35	518,743
500,000	4.000		12/01/36	514,292

				1,557,865

Indiana – 1.4%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	498,630
860,000	3.000		08/01/28	845,524
500,000	3.000	(a)	08/01/33	493,789
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,572,792

				3,410,735

Michigan(a) – 1.1%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,805,244

Missouri – 91.2%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000		04/15/43	2,011,485
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	786,374
645,000	4.000		08/15/29	667,629
825,000	4.000		08/15/30	854,094
555,000	4.000		08/15/31	573,081
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000		03/01/39	1,200,464
1,000,000	4.000		03/01/40	1,036,835
750,000	4.000		03/01/41	776,245
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000		10/01/33	2,103,251
1,655,000	4.000		10/01/34	1,678,708
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	940,197
750,000	4.000		03/01/37	770,121
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
915,000	4.000		03/01/28	952,817

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
$ 1,415,000	4.000%		10/01/36	$ 1,428,185
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000		05/01/37	1,229,057
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	502,499
520,000	3.000		10/01/31	513,151
570,000	3.000		10/01/34	545,698
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,122,948
1,230,000	4.000		03/01/34	1,257,295
750,000	4.000		03/01/37	757,048
530,000	4.000		03/01/40	523,685
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,138,288
760,000	5.000		04/01/36	857,820
1,435,000	5.000		04/01/37	1,601,875
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	962,021
640,000	4.000		05/01/35	665,355
685,000	4.000		05/01/36	708,632
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,011,922
1,000,000	4.000		03/01/35	1,010,850
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,011,922
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	500,078
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	687,636
670,000	5.000		10/01/30	724,878
705,000	5.000		10/01/31	765,910
740,000	5.000	(a)	10/01/32	803,184
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,431,387
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,109,957
1,100,000	4.000	(a)	04/01/28	1,133,779
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,040,863
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,190,401
1,200,000	4.000		03/01/33	1,241,676
625,000	4.000		03/01/34	645,287
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	758,875
830,000	5.000	(a)	04/01/30	922,924
905,000	5.000	(a)	04/01/31	1,008,590

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
$ 715,000	4.000%	12/30/32	$ 763,167
1,780,000	3.000	12/30/33	1,735,989
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000	09/01/36	1,211,323
1,000,000	5.000	09/01/37	1,067,639
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	923,660
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000	03/01/30	937,022
985,000	4.000	03/01/32	1,018,131
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
185,000	5.625	03/01/25	185,072
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000	10/01/37	3,334,143
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	03/01/42	833,835
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	344,695
400,000	4.000	02/15/35	392,012
580,000	4.000	02/15/36	565,827
700,000	4.000	02/15/37	672,147
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series A (AA/Aa2)
2,000,000	5.000	05/01/33	2,359,152
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	577,594
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Refunding-Saint Lukes Health Systems) Series 2020 (AA/A1)
525,000	5.000	11/15/25	542,015
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	568,290
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250	03/01/38	1,385,919
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000	04/01/26	958,066
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000	05/01/27	714,828
630,000	4.000	05/01/29	643,910
675,000	4.000	05/01/30	690,400
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500	03/01/35	1,129,893

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a) (continued)
$ 1,000,000	5.500%		03/01/36	$ 1,124,125
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	458,233
575,000	3.250		04/15/30	560,420
550,000	3.300		04/15/31	535,826
700,000	3.375		04/15/32	674,971
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,347
200,000	4.000	(a)	03/01/30	208,541
165,000	4.000	(a)	03/01/31	171,981
180,000	4.000	(a)	03/01/32	187,416
200,000	4.000	(a)	03/01/33	208,370
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
1,365,000	4.000		03/01/28	1,408,356
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	710,717
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,262,945
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,296
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,580,749
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	581,758
605,000	3.000		04/01/30	603,263
420,000	3.000		04/01/31	419,669
460,000	3.000		04/01/33	452,942
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,896,277
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378		02/15/25	486,167
1,020,000	2.558		02/15/26	976,476
815,000	2.844		02/15/28	763,605
825,000	2.894		02/15/29	761,983
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,258,047
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,322,505
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,677,923
1,370,000	5.000		03/01/29	1,462,277

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
$ 2,130,000	5.500%		09/01/29	$ 2,134,342
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)(a)
1,000,000	5.000		09/01/31	1,069,806
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,039,973
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	2,015,692
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
500,000	4.000		03/01/30	516,944
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,901,733
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,147,361
1,100,000	5.250		05/01/37	1,245,804
Missouri Development Finance Board Revenue Bonds (The Nelson Gallery Foundation) Series A (AA-/NR)(a)(b)(c)
4,000,000	3.450		12/01/37	4,000,000
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	550,383
500,000	5.250		12/01/42	549,154
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	937,558
990,000	4.000	(a)	04/01/32	1,037,965
1,095,000	4.000	(a)	04/01/33	1,144,169
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	607,962
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	801,500
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	604,647
775,000	5.000		01/01/31	787,285
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,206
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,162,980

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
$ 670,000	5.000%	09/01/33	$ 723,479
800,000	5.000	09/01/38	840,684
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,540,680
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,403,661
1,000,000	5.000	12/01/33	1,020,503
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,008,685
1,100,000	5.000	06/01/37	1,155,833
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,264,423
250,000	4.000	05/15/39	250,297
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	304,004
310,000	2.500	05/01/31	284,956
320,000	2.550	11/01/31	294,116
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
70,000	3.550	11/01/30	68,210
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050	11/01/28	245,984
225,000	3.150	11/01/29	221,619
245,000	3.250	11/01/30	243,246
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,303,775
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	516,617
800,000	4.000	03/01/34	824,536
Nodaway County MO Industrial Development Authority Revenue Bonds (Northwest Foundation) Series 2008 (A+/NR)(a)(b)(c)
850,000	4.520	11/01/28	850,000
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
650,000	5.000	03/01/40	716,119
North Kansas City MO School District No. 74 GO Bonds (Refunding) Series 2022 (AA+/Aa1)
5,625,000	5.000	03/01/25	5,751,046
2,500,000	5.000	03/01/26	2,619,262
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,294,773

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
$ 510,000	4.000%		03/01/38	$ 532,759
530,000	4.000		03/01/39	550,406
575,000	4.000		03/01/41	588,933
600,000	4.000		03/01/42	610,126
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,568
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	390,073
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,046,284
1,000,000	4.000		03/01/38	1,033,992
750,000	4.000		03/01/39	770,967
Platte County Reorganized School District No R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,446,723
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	627,513
1,600,000	3.000		03/01/35	1,605,599
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,066
410,000	3.450		07/01/32	410,056
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	1,017,810
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,648,615
1,355,000	5.000		07/01/32	1,504,239
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
1,465,000	4.000		04/01/40	1,466,851
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	546,731
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,326,387
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,405,646
1,220,000	5.000	(a)	07/01/28	1,286,081
1,400,000	5.000	(a)	07/01/30	1,479,771
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,405,000	4.000		05/01/27	1,406,299
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	489,851
475,000	4.000		11/01/35	493,330
815,000	4.000		11/01/36	842,345
845,000	4.000		11/01/37	865,210
920,000	4.000		11/01/38	938,286
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,605,000	2.125		04/01/39	2,113,181

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
$ 1,000,000	4.000%	12/01/31	$ 1,020,738
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000	12/01/44	2,004,014
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000	02/01/37	756,752
695,000	5.000	02/01/38	788,282
730,000	5.000	02/01/39	821,132
670,000	5.000	02/01/40	749,012
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	1,028,316
2,000,000	4.000	04/01/36	2,050,030
2,515,000	4.000	04/01/37	2,562,570
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,006,491
St. Louis County MO Reorganized School District No. R-6 GO Bonds Series 2018 (AAA/NR)
800,000	5.000	02/01/26	834,911
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,848,167
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,639,684
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000	03/15/39	1,707,293
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000	04/01/29	1,018,982
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,764,227
1,840,000	4.000	03/01/34	1,879,779
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000	03/01/39	2,054,251
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000	03/01/40	1,212,040
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	737,143
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000	06/01/25	854,585
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000	04/15/39	633,155

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
$ 555,000	4.000%		03/01/27	$ 572,181
450,000	4.000	(a)	03/01/35	461,351
500,000	4.000	(a)	03/01/37	509,553
755,000	4.000	(a)	03/01/39	763,282
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	487,591
560,000	3.000		03/01/37	525,284
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,437,202
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	521,580
890,000	4.000		03/01/33	926,551
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	286,455
260,000	5.000		03/01/33	301,485
340,000	5.000	(a)	03/01/34	393,145
360,000	5.000	(a)	03/01/35	414,903
380,000	5.000	(a)	03/01/36	434,871
320,000	5.000	(a)	03/01/37	362,630
600,000	4.000	(a)	03/01/39	607,723
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(d)
2,000,000	0.000		03/01/26	1,856,615
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,822,059
1,800,000	4.000		04/01/33	1,811,152
1,800,000	4.000		04/01/34	1,811,548
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,318,396

				227,800,672

North Dakota(a) – 0.9%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,230,380
105,000	3.150		01/01/36	97,992

				2,328,372

Ohio(a) – 1.0%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,279,709
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	701,498

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
$ 695,000	2.125%	12/01/34	$ 601,486

			2,582,693

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $252,034,806)			$245,268,941

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
1,577,302	5.300%	$ 1,577,302
(Cost $1,577,302)

TOTAL INVESTMENTS – 98.9% (Cost $253,612,108)		$246,846,243

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		2,843,602

NET ASSETS – 100.0%		$249,689,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2024.

(c)	Rate shown is that which is in effect on January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.7%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 1,000,000	5.000%		12/01/31	$ 1,078,358

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	844,966

Illinois(a) – 2.2%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,036,786
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,738,307

				2,775,093

Indiana – 6.5%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	452,844
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	563,167
500,000	5.250		08/01/42	548,175
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,682,076
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation - Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,938,519
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	659,356
600,000	6.000		07/15/37	712,703
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,545,082

				8,101,922

Iowa(a) – 0.6%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000		06/01/43	792,313

Kansas – 83.2%
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	600,910
585,000	5.000		09/01/28	640,263
415,000	5.000	(a)	09/01/29	460,211
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,999,596
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	809,946

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
$ 830,000	4.000%		09/01/39	$ 851,322
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,037,056
500,000	4.000		09/01/31	516,722
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,380,282
1,305,000	4.000	(a)	09/01/28	1,354,021
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,006,123
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	610,170
600,000	4.000		12/01/29	624,188
650,000	4.000		12/01/30	674,717
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	687,582
740,000	4.000	(a)	09/01/28	768,264
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	514,487
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	492,361
350,000	3.000		10/01/28	345,504
300,000	3.000		10/01/29	297,354
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	560,733
445,000	3.000		08/01/28	444,750
525,000	3.000		08/01/29	524,691
650,000	3.000		08/01/32	619,252
Crawford County Unified School District No 250 Pittsburg GO Bonds Series 2022 BAM (AA/A2)(a)
750,000	4.000		09/01/41	759,581
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,535,941
1,000,000	5.000		08/01/44	1,056,826
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	333,157
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000		09/01/40	1,962,311
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,572,140
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
1,720,000	5.000		09/01/32	1,775,218
750,000	5.000		09/01/40	774,078
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		09/01/25	1,028,194

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
$ 1,000,000	4.000%		09/01/29	$ 1,029,288
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	388,952
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000		08/01/47	1,045,154
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000		09/01/31	458,218
450,000	4.000		09/01/32	479,668
475,000	4.000		09/01/33	504,279
Independence KS GO Bonds Series 2024 (SP-1/NR)(a)
2,000,000	4.000		10/01/27	2,014,164
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500		09/01/33	680,518
620,000	5.500		09/01/34	719,234
655,000	5.500		09/01/35	756,251
500,000	5.500		09/01/38	566,034
1,000,000	5.500		09/01/43	1,112,668
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
2,000,000	5.000		09/01/35	2,141,113
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,030,808
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,054,998
1,000,000	3.500	(a)	09/01/30	1,011,816
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,016,121
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,051,268
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,512,489
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000		10/01/30	852,305
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA-/Aa2)(a)
1,000,000	4.000		09/01/31	1,024,308
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
1,500,000	5.000		10/01/34	1,553,467
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	648,347
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000		10/01/41	1,702,385

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a) (continued)
$ 785,000	5.000%	10/01/42	$ 886,358
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
350,000	4.000	04/01/26	357,522
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,110,000	5.000	09/01/34	1,140,488
Kansas State Development Finance Authority Revenue Bonds (KU Health Systems) Series J (AA+/NR)(a)(c)(d)
625,000	3.100	03/01/41	625,000
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,503,315
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,873,444
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,000,694
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,828,641
1,335,000	4.000	07/01/37	1,343,163
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,193,610
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)
540,000	4.000	09/01/25	548,636
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,081,855
Manhattan KS GO Bonds (Refunding) Series A (NR/Aa3)
750,000	5.000	11/01/29	849,650
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	178,041
380,000	3.000	09/01/40	332,233
320,000	3.000	09/01/41	275,658
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	810,417
750,000	4.000	09/01/48	744,018
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000	09/01/36	543,453
350,000	3.000	09/01/38	325,121
575,000	3.000	09/01/41	498,501
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000	09/01/29	995,980
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,075,262
1,000,000	4.000	10/01/31	1,082,619

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
$ 985,000	3.000%		11/01/32	$ 974,915
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	805,100
Sedgwick County KS Unified School District No. 262 Valley Center GO Bonds (Refunding) Series 2015 (A+/NR)
1,115,000	5.000		09/01/24	1,126,455
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,336,786
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	493,414
1,000,000	4.000		09/01/31	1,016,497
1,065,000	5.000		09/01/32	1,095,581
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
895,000	4.000		09/01/31	928,323
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	622,050
650,000	4.000		09/01/30	674,311
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	927,818
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,575,272
State of Kansas Department of Transportation High Way Revenue Bonds Series 2015 (AA/Aa2)(a)
525,000	5.000		09/01/33	540,649
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,338,613
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,027,365
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,626,515
1,930,000	5.000	(a)	09/01/48	2,005,161
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,124,847
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	500,976
515,000	4.000		07/01/27	531,757
555,000	4.000		07/01/29	582,788
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
1,200,000	5.000		12/01/35	1,228,175
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,080,945

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
$ 415,000	4.000%	10/01/26	$ 418,336
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,006,149
1,000,000	4.250	09/01/39	1,003,015
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000	09/01/40	575,124
Wyandotte County-Kansas City Unified Government GO Bonds Series A (AA/A1)
900,000	4.000	08/01/25	912,939

			104,145,359

Missouri – 0.6%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000	04/01/33	426,628
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
335,000	3.000	04/01/27	328,808

			755,436

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	983,959

Oklahoma – 0.8%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	1,064,322

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	705,846
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	558,459
500,000	5.250	02/15/39	555,669

			1,819,974

Wisconsin(a) – 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	540,603
500,000	5.000	12/01/39	537,635

			1,078,238

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $125,164,344)			$123,439,940

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 2.2%
State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
$ 2,772,032	5.300%	$ 2,772,032
(Cost $2,772,032)

TOTAL INVESTMENTS – 100.9% (Cost $127,936,376)		$126,211,972

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(1,067,117)

NET ASSETS – 100.0%		$125,144,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2024.

(d)	Rate shown is that which is in effect on January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
COPS	— Certificates of Participation
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of January 31, 2024.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2024:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$226,326,313	$—	$—
Exchange Traded Fund	7,395,987	—	—
Investment Company	6,863,050	—	—
Total	240,585,350	—	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$252,902,760	$—	$—
Exchange Traded Fund	11,574,500	—	—
Investment Company	3,679,330	—	—
Total	261,156,590	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$208,276,624	$—	$—
Exchange Traded Fund	2,693,609	—	—
Investment Company	677,732	—	—
Total	211,647,965	—	—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$33,601,965	$—	$—
Exchange Traded Fund	1,255,870	—	—
Investment Company	804,826	—	—
Total	35,662,661	—	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$174,513,438	$—
Municipal Bond Obligations	—	95,395,815	—
Mortgage-Backed Obligations	—	169,282,261	—
Corporate Obligations	—	465,093,508	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	187,700,611	7,166,442	—
Investment Company	35,622,182	—	—
Total	223,322,793	911,451,464	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$440,996	$—
Mortgage-Backed Obligations	—	18,849,640	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	3,828,371	4,861,893	—
Investment Company	1,446,576	—	—
Short-term Investments	3,530,345	—	—
Total	8,805,292	24,152,529	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$369,800,887	$—
Investment Company	13,838,277	—	—
Total	13,828,277	369,800,887	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$245,268,941	$—
Investment Company	1,577,302	—	—
Total	1,577,302	245,268,941	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$123,439,940	$—
Investment Company	2,772,032	—	—
Total	2,772,032	123,439,940	—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, programming flaws, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.